UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

April 30, 2014

1.800337.110

MOG-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.2%
1.885% 2/1/33 (c)	$ 105	$ 109
1.91% 12/1/34 (c)	114	118
1.91% 3/1/35 (c)	103	107
1.925% 9/1/33 (c)	1,064	1,108
1.929% 10/1/33 (c)	49	51
1.94% 7/1/35 (c)	43	45
2.05% 3/1/35 (c)	18	19
2.139% 3/1/36 (c)	344	371
2.204% 1/1/35 (c)	510	538
2.23% 7/1/34 (c)	66	69
2.277% 3/1/33 (c)	235	248
2.291% 7/1/36 (c)	246	259
2.399% 5/1/35 (c)	683	725
2.421% 10/1/33 (c)	97	103
2.421% 6/1/47 (c)	286	305
2.439% 11/1/36 (c)	542	577
2.47% 8/1/35 (c)	674	716
2.573% 7/1/34 (c)	1,105	1,176
2.585% 9/1/34 (c)	649	691
2.917% 8/1/35 (c)	1,547	1,647
5.5% 12/1/17 to 3/1/20	1,121	1,194
6.5% 10/1/17	81	87
7% 11/1/16 to 3/1/17	390	413
7.5% 10/1/15 to 4/1/17	63	66
8.5% 12/1/27	93	111
9.5% 9/1/30	14	17
10.25% 10/1/18	3	3
11.5% 2/1/15	1	1
12.5% 10/1/15 to 7/1/16	2	2
		10,876
Freddie Mac - 0.2%
1.95% 3/1/37 (c)	71	74
1.982% 12/1/35 (c)	513	536
2.14% 11/1/35 (c)	555	588
2.16% 6/1/33 (c)	597	626
2.317% 10/1/35 (c)	445	469
2.35% 7/1/35 (c)	326	346
2.353% 12/1/35 (c)	4,217	4,464
2.362% 10/1/36 (c)	761	806
2.375% 5/1/37 (c)	154	163
2.404% 6/1/33 (c)	1,652	1,748
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.517% 8/1/34 (c)	$ 209	$ 222
2.534% 3/1/35 (c)	2,648	2,819
2.614% 4/1/36 (c)	506	539
2.711% 6/1/33 (c)	1,700	1,810
2.823% 3/1/33 (c)	12	13
5.5% 7/1/24 to 1/1/25	1,739	1,930
8.5% 10/1/18 to 6/1/25	20	24
9% 7/1/18 to 3/1/20	2	2
9.5% 7/1/30	47	55
10% 1/1/16 to 7/1/18	11	12
12% 6/1/15	1	1
12.5% 5/1/15	1	2
13.5% 9/1/14	0*	0*
		17,249
Ginnie Mae - 95.5%
2.5% 2/20/41 to 12/20/42	48,042	45,727
3% 5/15/27 to 4/20/44	1,261,493	1,257,839
3% 4/1/44	8,000	7,964
3.5% 9/15/26 to 2/20/44	1,091,619	1,125,948
3.5% 5/1/44 (a)	148,500	152,758
3.5% 5/1/44 (a)	154,500	158,930
3.5% 5/1/44 (a)	198,000	203,677
3.5% 5/1/44 (a)	38,000	39,090
4% 2/20/33 to 7/15/43 (b)	1,027,912	1,089,519
4% 5/1/44 (a)	34,800	36,828
4% 5/1/44 (a)	167,600	177,368
4% 5/1/44 (a)	38,000	40,215
4.3% 8/20/61 (f)	10,512	11,339
4.497% 1/20/62 (f)	8,450	9,247
4.5% 3/15/25 to 3/15/42	865,075	942,353
4.5% 5/1/44 (a)	14,800	16,040
4.564% 11/20/61 (f)	9,797	10,701
4.616% 1/20/62 (f)	8,602	9,352
4.649% 2/20/62 (f)	7,215	7,925
4.682% 2/20/62 (f)	9,422	10,344
4.875% 9/15/39 to 12/15/39	15,863	17,539
5% 8/15/18 to 7/20/41	511,554	567,623
5.35% 4/20/29 to 12/20/30	20,325	22,415
5.391% 11/20/59 (f)	59,344	64,009
5.5% 12/20/18 to 3/20/40	129,742	144,906
6% 8/15/17 to 5/15/39	146,262	164,384
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6.45% 10/15/31 to 8/15/32	$ 822	$ 957
6.5% 5/15/23 to 1/15/39	38,400	43,950
7% 12/20/16 to 9/20/34	33,969	39,626
7.25% 9/15/27	52	61
7.395% 6/20/25 to 11/20/27	883	1,012
7.5% 9/15/21 to 9/20/32	14,221	16,668
8% 8/15/18 to 9/15/31	3,862	4,585
8.5% 5/15/16 to 2/15/31	638	716
9% 9/15/19 to 5/15/30	394	459
9.5% 12/20/15 to 4/20/17	57	60
10.5% 10/15/15 to 10/15/18	69	75
13% 9/15/14 to 1/15/15	0*	0*
13.5% 1/15/15	0*	0*
		6,442,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,368,941)		6,470,334
Collateralized Mortgage Obligations - 15.1%

U.S. Government Agency - 15.1%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6523% 9/25/23 (c)	2,465	2,474
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	4,100	4,649
sequential payer Series 2010-50 Class FA, 0.5023% 1/25/24 (c)	840	840
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	1	0*
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	630	124
Series 339 Class 5, 5.5% 8/1/33 (d)	866	142
Series 343 Class 16, 5.5% 5/1/34 (d)	687	118
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5022% 5/15/36 (c)	7,573	7,593
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,323	1,586
Series 40 Class K, 6.5% 8/17/24	468	526
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	2,569	3,035
Series 2601 Class TI, 5.5% 10/15/22 (d)	7	0*
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	$ 12,528	$ 13,872
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5022% 5/20/31 (c)	250	251
Series 2002-41 Class HF, 0.5517% 6/16/32 (c)	263	264
Series 2007-37 Class TS, 6.5383% 6/16/37 (c)(d)(e)	3,395	569
Series 2008-51 Class FE, 0.9017% 6/16/38 (c)	759	770
Series 2008-57 Class AF, 0.7322% 7/20/38 (c)	2,811	2,848
Series 2010-130 Class KF, 0.8017% 10/16/40 (c)	5,545	5,633
Series 2010-H03 Class FA, 0.7038% 3/20/60 (c)(f)	33,566	33,504
Series 2010-H17 Class FA, 0.4838% 7/20/60 (c)(f)	19,502	19,279
Series 2010-H18 Class AF, 0.4553% 9/20/60 (c)(f)	21,367	21,137
Series 2010-H19 Class FG, 0.4553% 8/20/60 (c)(f)	27,195	26,908
Series 2010-H27 Series FA, 0.5353% 12/20/60 (c)(f)	7,283	7,228
Series 2011-H05 Class FA, 0.6553% 12/20/60 (c)(f)	13,077	13,051
Series 2011-H07 Class FA, 0.6553% 2/20/61 (c)(f)	5,305	5,295
Series 2011-H12 Class FA, 0.6453% 2/20/61 (c)(f)	29,943	29,872
Series 2011-H13 Class FA, 0.6553% 4/20/61 (c)(f)	11,699	11,676
Series 2011-H14:
Class FB, 0.6553% 5/20/61 (c)(f)	13,482	13,453
Class FC, 0.6553% 5/20/61 (c)(f)	12,654	12,627
Series 2011-H17 Class FA, 0.6853% 6/20/61 (c)(f)	17,511	17,495
Series 2011-H21 Class FA, 0.7553% 10/20/61 (c)(f)	19,401	19,439
Series 2012-H01 Class FA, 0.8553% 11/20/61 (c)(f)	16,691	16,795
Series 2012-H03 Class FA, 0.8553% 1/20/62 (c)(f)	10,415	10,481
Series 2012-H06 Class FA, 0.7853% 1/20/62 (c)(f)	16,272	16,326
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H07 Class FA, 0.7853% 3/20/62 (c)(f)	$ 9,796	$ 9,828
Series 2012-H26, Class CA, 0.6855% 7/20/60 (c)(f)	45,457	45,495
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	4,566	5,058
Series 2002-50 Class PE, 6% 7/20/32	5,501	6,124
Series 2003-70 Class LE, 5% 7/20/32	13,536	13,992
Series 2004-19 Class DP, 5.5% 3/20/34	1,001	1,060
Series 2004-64 Class KE, 5.5% 12/20/33	7,667	8,064
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,100
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,580
Series 2006-50 Class JC, 5% 6/20/36	7,523	8,221
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	23,060
Series 2010-117 Class E, 3% 10/20/39	10,076	9,795
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	6,486	1,256
Series 2011-52 Class PA, 4.25% 2/16/41	42,129	45,044
sequential payer:
Series 1998-23 Class ZB, 6.5% 6/20/28	2,318	2,640
Series 2001-40 Class Z, 6% 8/20/31	2,174	2,408
Series 2001-49 Class Z, 7% 10/16/31	1,124	1,316
Series 2002-18 Class ZB, 6% 3/20/32	2,116	2,343
Series 2002-24 Class SK, 7.7983% 4/16/32 (c)(d)(e)	1,331	315
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	140	155
Class Z, 6.5% 5/16/32	3,041	3,493
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,939	2,218
Series 2002-42 Class ZA, 6% 6/20/32	1,400	1,550
Series 2002-43 Class Z, 6.5% 6/20/32	3,687	4,224
Series 2002-45 Class Z, 6% 6/20/32	809	904
Series 2002-49 Class ZA, 6.5% 7/20/32	12,553	14,363
Series 2003-75 Class ZA, 5.5% 9/20/33	5,173	5,699
Series 2004-24 Class ZM, 5% 4/20/34	9,421	10,621
Series 2004-46 Class BZ, 6% 6/20/34	6,299	6,988
Series 2004-65 Class VE, 5.5% 7/20/15	849	871
Series 2004-86 Class G, 6% 10/20/34	6,273	7,324
Series 2005-28 Class AJ, 5.5% 4/20/35	16,316	17,735
Series 2005-47 Class ZY, 6% 6/20/35	6,787	8,165
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,166
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-82 Class JV, 5% 6/20/35	$ 3,500	$ 3,816
Series 2008-17 Class BN, 5% 2/20/38	12,661	13,829
Series 2010-45 Class TB, 5% 4/16/40	102,049	112,969
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,521
Series 1999-34 Class SC, 8.4483% 9/16/19 (c)(d)(e)	517	46
Series 1999-40 Class SE, 8.7983% 11/16/29 (c)(d)(e)	971	93
Series 1999-43:
Class SJ, 7.8483% 11/16/29 (c)(d)(e)	3,672	509
Class UN, 7.8483% 11/16/29 (c)(d)	1,871	206
Series 1999-45 Class SC, 8.4483% 12/16/29 (c)(d)	2,157	178
Series 1999-46 Class SJ, 8.3983% 12/16/29 (c)(d)	1,305	231
Series 2000-35 Class SA, 7.7983% 12/16/26 (c)(d)(e)	2,812	605
Series 2000-36 Class S, 7.7983% 11/16/30 (c)(d)	2,187	454
Series 2000-8:
Class SA, 8.2983% 1/16/30 (c)(d)(e)	616	58
Class SB, 8.2983% 1/16/30 (c)(d)	2,392	408
Series 2001-3 Class S, 7.9483% 2/16/31 (c)(d)	276	59
Series 2001-36:
Class SB, 7.9483% 12/16/23 (c)(d)(e)	1,194	226
Class SP, 8.5983% 9/16/26 (c)(d)	874	156
Series 2001-38 Class SB, 7.4283% 8/16/31 (c)(d)(e)	665	136
Series 2001-41 Class SG, 8.5983% 9/16/31 (c)(d)	358	59
Series 2001-46 Class SB, 7.9983% 5/16/23 (c)(d)	583	72
Series 2001-49:
Class SC, 7.4483% 12/16/25 (c)(d)(e)	1,563	271
Class SL, 7.4483% 5/16/30 (c)(d)(e)	1,794	347
Class SV, 8.0983% 12/16/28 (c)(d)(e)	1,361	137
Series 2001-50:
Class SD, 8.0478% 11/20/31 (c)(d)(e)	1,136	255
Class ST, 7.5483% 8/16/27 (c)(d)(e)	316	66
Class SV, 9.1483% 9/16/27 (c)(d)	2,390	402
Series 2001-65 Class SV, 7.9478% 2/20/29 (c)(d)(e)	2,618	593
Series 2002-21 Class SV, 7.9483% 3/16/32 (c)(d)(e)	3,491	788
Series 2002-5 Class SP, 7.2983% 1/16/32 (c)(d)(e)	732	140
Series 2003-23 Class S, 6.3983% 12/16/29 (c)(d)(e)	3,302	577
Series 2003-42 Class SH, 6.3978% 5/20/33 (c)(d)(e)	1,332	255
Series 2003-92 Class SN, 6.2783% 10/16/33 (c)(d)(e)	7,978	1,301
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2004-32 Class GS, 6.3483% 5/16/34 (c)(d)(e)	$ 946	$ 185
Series 2004-59 Class SC, 7.0483% 8/16/34 (c)(d)	5,623	1,165
Series 2004-73 Class AL, 7.0483% 8/17/34 (c)(d)(e)	1,962	404
Series 2005-13 Class SA, 6.6478% 2/20/35 (c)(d)(e)	12,866	2,047
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,167
Series 2005-82 Class NS, 6.1478% 7/20/34 (c)(d)	13,198	2,052
Series 2006-13 Class DS, 10.8717% 3/20/36 (c)(e)	12,949	15,441
Series 2007-35 Class SC, 39.2898% 6/16/37 (c)(e)	3,992	7,475
Series 2008-15 Class CI, 6.3378% 2/20/38 (c)(d)	6,416	896
Series 2008-60 Class SH, 5.9983% 7/16/38 (c)(d)(e)	4,411	726
Series 2008-88 Class BZ, 5.5% 5/20/33	33,973	37,301
Series 2009-13 Class E, 4.5% 3/16/39	10,156	10,771
Series 2009-42 Class AY, 5% 6/16/37	6,730	7,284
Series 2009-76 Class SB, 5.9483% 9/16/39 (c)(d)(e)	28,421	4,428
Series 2010-167 Class KW, 5% 9/20/36	13,915	14,311
Series 2010-H10 Class FA, 0.4838% 5/20/60 (c)(f)	12,729	12,584
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	12,661	13,514
Series 2010-H23 Class PT, 5.4265% 10/20/60 (c)(f)	69,596	76,630
Series 2011-52 Class HI, 7% 4/16/41 (d)	1,386	393
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	16,252	3,187
Class KB, 3.8828% 5/20/41 (c)	5,362	6,020
Series 2012-76 Class GS, 6.5483% 6/16/42 (c)(d)(e)	5,729	943
Series 2013-116 Class PT, 3.5% 8/16/43	40,209	41,641
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $990,862)		1,015,363
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	12,850	101
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	7,602	162
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.4718% 9/16/42 (c)(d)	21,408	255
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2002-62 Class IO, 0.8049% 8/16/42 (c)(d)	$ 7,620	$ 205
Series 2002-85 Class X, 0.8119% 3/16/42 (c)(d)	6,556	192
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,903)		915
Cash Equivalents - 1.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 4/30/14 due 5/1/14 (Collateralized by U.S. Government Obligations) # (Cost $72,484)	$ 72,484	72,484
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $7,444,190)		7,559,096
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(813,126)
NET ASSETS - 100%		$ 6,745,970
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3% 5/1/44	$ (3,000)	(2,982)
3.5% 5/1/44	(2,000)	(2,057)
4% 5/1/44	(18,700)	(19,790)
4% 5/1/44	(11,000)	(11,640)
4% 5/1/44	(3,000)	(3,175)
4% 5/1/44	(3,000)	(3,175)
4% 5/1/44	(2,000)	(2,117)
4% 5/1/44	(3,000)	(3,175)
4% 5/1/44	(2,000)	(2,117)
4% 5/1/44	(3,000)	(3,175)
TOTAL TBA SALE COMMITMENTS (Proceeds $53,169)		$ (53,403)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2016	$ 71,068	3-month LIBOR	0.75%	$ (25)	$ 0	$ (25)
CME	Jun. 2019	129,538	3-month LIBOR	2%	(287)	0	(287)
CME	Jun. 2024	64,873	3-month LIBOR	3%	(1,185)	0	(1,185)
TOTAL INTEREST RATE SWAPS					$ (1,497)	$ 0	$ (1,497)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,835,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$72,484,000 due 5/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 5,646
Credit Agricole CIB New York Branch	32,296
HSBC Securities (USA), Inc.	4,037
Mizuho Securities USA, Inc.	2,650
Societe Generale	25,837
UBS Securities LLC	2,018
$ 72,484
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,444,428,000. Net unrealized appreciation aggregated $114,668,000, of which $165,149,000 related to appreciated investment securities and $50,481,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement Fund 2016SM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement Fund 2016SM

1.858554.106

ARW16-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 8.6%
	Shares	Value
Domestic Equity Funds - 8.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	3,018	$ 62,362
Fidelity Blue Chip Growth Fund (b)	912	57,723
Fidelity Equity-Income Fund (b)	1,482	89,162
Fidelity Large Cap Stock Fund (b)	2,395	66,485
Fidelity Series 100 Index Fund (b)	4,693	57,723
Fidelity Series Broad Market Opportunities Fund (b)	6,844	102,046
Fidelity Series Small Cap Opportunities Fund (b)	664	8,762
TOTAL EQUITY FUNDS (Cost $249,231)		444,263
Fixed-Income Funds - 13.8%

Investment Grade Fixed-Income Funds - 13.8%
Fidelity Government Income Fund (b)	13,720	141,731
Fidelity Strategic Real Return Fund (b)	14,672	141,731
Fidelity Total Bond Fund (b)	39,973	425,708
TOTAL FIXED-INCOME FUNDS (Cost $631,913)		709,170
Short-Term Funds - 77.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,594,450	$ 2,594,450
Fidelity Short-Term Bond Fund (b)	163,485	1,405,969
TOTAL SHORT-TERM FUNDS (Cost $3,950,879)		4,000,419
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,832,023)		5,153,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		(512)
NET ASSETS - 100%		$ 5,153,340
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 18,517	$ 63,729	$ 89	$ 62,362
Fidelity Blue Chip Growth Fund	98,838	13,967	61,204	361	57,723
Fidelity Equity-Income Fund	151,494	12,932	84,490	2,525	89,162
Fidelity Government Income Fund	291,416	22,390	173,395	2,772	141,731
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	827,587	791,505	1,665	2,594,450
Fidelity Large Cap Stock Fund	114,261	9,898	69,662	537	66,485
Fidelity Series 100 Index Fund	98,617	8,490	57,622	1,605	57,723
Fidelity Series Broad Market Opportunities Fund	174,262	14,024	104,374	627	102,046
Fidelity Series Small Cap Opportunities Fund	15,242	2,665	8,922	3	8,762
Fidelity Short-Term Bond Fund	1,556,260	298,788	456,249	10,246	1,405,969
Fidelity Strategic Real Return Fund	291,366	24,547	178,459	3,344	141,731
Fidelity Total Bond Fund	876,146	82,535	534,299	15,542	425,708
Total	$ 6,333,027	$ 1,336,340	$ 2,583,910	$ 39,316	$ 5,153,852
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $4,857,259. Net unrealized appreciation aggregated $296,593, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

April 30, 2014

1.858578.106

RW16-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 8.6%
	Shares	Value
Domestic Equity Funds - 8.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	3,018	$ 62,362
Fidelity Blue Chip Growth Fund (b)	912	57,723
Fidelity Equity-Income Fund (b)	1,482	89,162
Fidelity Large Cap Stock Fund (b)	2,395	66,485
Fidelity Series 100 Index Fund (b)	4,693	57,723
Fidelity Series Broad Market Opportunities Fund (b)	6,844	102,046
Fidelity Series Small Cap Opportunities Fund (b)	664	8,762
TOTAL EQUITY FUNDS (Cost $249,231)		444,263
Fixed-Income Funds - 13.8%

Investment Grade Fixed-Income Funds - 13.8%
Fidelity Government Income Fund (b)	13,720	141,731
Fidelity Strategic Real Return Fund (b)	14,672	141,731
Fidelity Total Bond Fund (b)	39,973	425,708
TOTAL FIXED-INCOME FUNDS (Cost $631,913)		709,170
Short-Term Funds - 77.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,594,450	$ 2,594,450
Fidelity Short-Term Bond Fund (b)	163,485	1,405,969
TOTAL SHORT-TERM FUNDS (Cost $3,950,879)		4,000,419
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,832,023)		5,153,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		(512)
NET ASSETS - 100%		$ 5,153,340
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 18,517	$ 63,729	$ 89	$ 62,362
Fidelity Blue Chip Growth Fund	98,838	13,967	61,204	361	57,723
Fidelity Equity-Income Fund	151,494	12,932	84,490	2,525	89,162
Fidelity Government Income Fund	291,416	22,390	173,395	2,772	141,731
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	827,587	791,505	1,665	2,594,450
Fidelity Large Cap Stock Fund	114,261	9,898	69,662	537	66,485
Fidelity Series 100 Index Fund	98,617	8,490	57,622	1,605	57,723
Fidelity Series Broad Market Opportunities Fund	174,262	14,024	104,374	627	102,046
Fidelity Series Small Cap Opportunities Fund	15,242	2,665	8,922	3	8,762
Fidelity Short-Term Bond Fund	1,556,260	298,788	456,249	10,246	1,405,969
Fidelity Strategic Real Return Fund	291,366	24,547	178,459	3,344	141,731
Fidelity Total Bond Fund	876,146	82,535	534,299	15,542	425,708
Total	$ 6,333,027	$ 1,336,340	$ 2,583,910	$ 39,316	$ 5,153,852
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $4,857,259. Net unrealized appreciation aggregated $296,593, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858556.106

ARW18-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 18.2%
	Shares	Value
Domestic Equity Funds - 18.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,568	$ 177,020
Fidelity Blue Chip Growth Fund (b)	2,601	164,574
Fidelity Equity-Income Fund (b)	4,194	252,392
Fidelity Large Cap Stock Fund (b)	6,825	189,467
Fidelity Series 100 Index Fund (b)	13,380	164,574
Fidelity Series Broad Market Opportunities Fund (b)	19,478	290,424
Fidelity Series Small Cap Opportunities Fund (b)	1,938	25,585
TOTAL EQUITY FUNDS (Cost $937,159)		1,264,036
Fixed-Income Funds - 36.4%

Investment Grade Fixed-Income Funds - 36.4%
Fidelity Government Income Fund (b)	49,134	507,550
Fidelity Strategic Real Return Fund (b)	52,541	507,550
Fidelity Total Bond Fund (b)	142,842	1,521,267
TOTAL FIXED-INCOME FUNDS (Cost $2,520,825)		2,536,367
Short-Term Funds - 44.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,151,684	$ 2,151,684
Fidelity Short-Term Bond Fund (b)	111,924	962,547
TOTAL SHORT-TERM FUNDS (Cost $3,102,593)		3,114,231
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $6,560,577)		6,914,634
NET OTHER ASSETS (LIABILITIES) - 0.7%		45,519
NET ASSETS - 100%		$ 6,960,153
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	105,837	98,128	180	177,020
Fidelity Blue Chip Growth Fund	157,814	89,061	94,309	645	164,574
Fidelity Equity-Income Fund	242,856	119,476	129,817	5,206	252,392
Fidelity Government Income Fund	472,175	235,046	203,689	6,164	507,550
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	1,521,386	427,040	847	2,151,684
Fidelity Large Cap Stock Fund	182,263	92,377	108,706	1,073	189,467
Fidelity Series 100 Index Fund	157,461	78,863	88,552	3,131	164,574
Fidelity Series Broad Market Opportunities Fund	278,946	136,310	159,660	1,275	290,424
Fidelity Series Small Cap Opportunities Fund	24,159	14,700	12,970	6	25,585
Fidelity Short-Term Bond Fund	1,058,027	575,277	675,760	7,505	962,547
Fidelity Strategic Real Return Fund	472,164	236,981	217,477	6,722	507,550
Fidelity Total Bond Fund	1,417,756	721,591	629,305	33,622	1,521,267
Total	$ 5,738,514	$ 3,932,534	$ 2,902,600	$ 66,630	$ 6,914,634
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,612,430. Net unrealized appreciation aggregated $302,204, of which $339,440 related to appreciated investment securities and $37,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2014

1.858580.106

RW18-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 18.2%
	Shares	Value
Domestic Equity Funds - 18.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,568	$ 177,020
Fidelity Blue Chip Growth Fund (b)	2,601	164,574
Fidelity Equity-Income Fund (b)	4,194	252,392
Fidelity Large Cap Stock Fund (b)	6,825	189,467
Fidelity Series 100 Index Fund (b)	13,380	164,574
Fidelity Series Broad Market Opportunities Fund (b)	19,478	290,424
Fidelity Series Small Cap Opportunities Fund (b)	1,938	25,585
TOTAL EQUITY FUNDS (Cost $937,159)		1,264,036
Fixed-Income Funds - 36.4%

Investment Grade Fixed-Income Funds - 36.4%
Fidelity Government Income Fund (b)	49,134	507,550
Fidelity Strategic Real Return Fund (b)	52,541	507,550
Fidelity Total Bond Fund (b)	142,842	1,521,267
TOTAL FIXED-INCOME FUNDS (Cost $2,520,825)		2,536,367
Short-Term Funds - 44.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,151,684	$ 2,151,684
Fidelity Short-Term Bond Fund (b)	111,924	962,547
TOTAL SHORT-TERM FUNDS (Cost $3,102,593)		3,114,231
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $6,560,577)		6,914,634
NET OTHER ASSETS (LIABILITIES) - 0.7%		45,519
NET ASSETS - 100%		$ 6,960,153
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	105,837	98,128	180	177,020
Fidelity Blue Chip Growth Fund	157,814	89,061	94,309	645	164,574
Fidelity Equity-Income Fund	242,856	119,476	129,817	5,206	252,392
Fidelity Government Income Fund	472,175	235,046	203,689	6,164	507,550
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	1,521,386	427,040	847	2,151,684
Fidelity Large Cap Stock Fund	182,263	92,377	108,706	1,073	189,467
Fidelity Series 100 Index Fund	157,461	78,863	88,552	3,131	164,574
Fidelity Series Broad Market Opportunities Fund	278,946	136,310	159,660	1,275	290,424
Fidelity Series Small Cap Opportunities Fund	24,159	14,700	12,970	6	25,585
Fidelity Short-Term Bond Fund	1,058,027	575,277	675,760	7,505	962,547
Fidelity Strategic Real Return Fund	472,164	236,981	217,477	6,722	507,550
Fidelity Total Bond Fund	1,417,756	721,591	629,305	33,622	1,521,267
Total	$ 5,738,514	$ 3,932,534	$ 2,902,600	$ 66,630	$ 6,914,634
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,612,430. Net unrealized appreciation aggregated $302,204, of which $339,440 related to appreciated investment securities and $37,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858558.106

ARW20-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 25.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,412	$ 277,092
Fidelity Blue Chip Growth Fund (b)	4,069	257,468
Fidelity Equity-Income Fund (b)	6,574	395,622
Fidelity Large Cap Stock Fund (b)	10,689	296,716
Fidelity Series 100 Index Fund (b)	20,932	257,468
Fidelity Series Broad Market Opportunities Fund (b)	30,535	455,279
Fidelity Series Small Cap Opportunities Fund (b)	2,973	39,248
TOTAL DOMESTIC EQUITY FUNDS		1,978,893
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,555	180,542
TOTAL EQUITY FUNDS (Cost $1,516,390)		2,159,435
Fixed-Income Funds - 41.4%

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund (b)	62,919	649,950
Fidelity Strategic Real Return Fund (b)	67,283	649,950
Fidelity Total Bond Fund (b)	183,306	1,952,208
TOTAL FIXED-INCOME FUNDS (Cost $3,200,212)		3,252,108
Short-Term Funds - 31.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,219,049	$ 1,219,049
Fidelity Short-Term Bond Fund (b)	141,750	1,219,049
TOTAL SHORT-TERM FUNDS (Cost $2,421,707)		2,438,098
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,138,309)		7,849,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(641)
NET ASSETS - 100%		$ 7,849,000
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 63,659	$ 57,839	$ 2,050	$ 180,542
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	125,821	81,272	247	277,092
Fidelity Blue Chip Growth Fund	218,782	104,470	79,916	909	257,468
Fidelity Capital & Income Fund	24,270	2,917	27,788	447	-
Fidelity Equity-Income Fund	336,182	136,757	105,276	7,689	395,622
Fidelity Government Income Fund	482,766	241,178	79,104	6,873	649,950
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	493,652	143,209	637	1,219,049
Fidelity Large Cap Stock Fund	252,502	102,303	89,874	1,491	296,716
Fidelity Series 100 Index Fund	218,293	88,285	72,547	4,349	257,468
Fidelity Series Broad Market Opportunities Fund	386,860	154,213	132,929	1,752	455,279
Fidelity Series Small Cap Opportunities Fund	33,925	16,938	10,736	8	39,248
Fidelity Short-Term Bond Fund	869,077	489,308	143,748	6,878	1,219,049
Fidelity Strategic Income Fund	24,236	2,897	27,046	360	-
Fidelity Strategic Real Return Fund	482,760	239,428	93,129	7,241	649,950
Fidelity Total Bond Fund	1,449,522	722,955	235,805	37,239	1,952,208
Total	$ 6,044,787	$ 2,984,781	$ 1,380,218	$ 78,170	$ 7,849,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,182,060. Net unrealized appreciation aggregated $667,581, of which $701,720 related to appreciated investment securities and $34,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2014

1.858583.106

RW20-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 25.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,412	$ 277,092
Fidelity Blue Chip Growth Fund (b)	4,069	257,468
Fidelity Equity-Income Fund (b)	6,574	395,622
Fidelity Large Cap Stock Fund (b)	10,689	296,716
Fidelity Series 100 Index Fund (b)	20,932	257,468
Fidelity Series Broad Market Opportunities Fund (b)	30,535	455,279
Fidelity Series Small Cap Opportunities Fund (b)	2,973	39,248
TOTAL DOMESTIC EQUITY FUNDS		1,978,893
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,555	180,542
TOTAL EQUITY FUNDS (Cost $1,516,390)		2,159,435
Fixed-Income Funds - 41.4%

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund (b)	62,919	649,950
Fidelity Strategic Real Return Fund (b)	67,283	649,950
Fidelity Total Bond Fund (b)	183,306	1,952,208
TOTAL FIXED-INCOME FUNDS (Cost $3,200,212)		3,252,108
Short-Term Funds - 31.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,219,049	$ 1,219,049
Fidelity Short-Term Bond Fund (b)	141,750	1,219,049
TOTAL SHORT-TERM FUNDS (Cost $2,421,707)		2,438,098
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,138,309)		7,849,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(641)
NET ASSETS - 100%		$ 7,849,000
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 63,659	$ 57,839	$ 2,050	$ 180,542
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	125,821	81,272	247	277,092
Fidelity Blue Chip Growth Fund	218,782	104,470	79,916	909	257,468
Fidelity Capital & Income Fund	24,270	2,917	27,788	447	-
Fidelity Equity-Income Fund	336,182	136,757	105,276	7,689	395,622
Fidelity Government Income Fund	482,766	241,178	79,104	6,873	649,950
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	493,652	143,209	637	1,219,049
Fidelity Large Cap Stock Fund	252,502	102,303	89,874	1,491	296,716
Fidelity Series 100 Index Fund	218,293	88,285	72,547	4,349	257,468
Fidelity Series Broad Market Opportunities Fund	386,860	154,213	132,929	1,752	455,279
Fidelity Series Small Cap Opportunities Fund	33,925	16,938	10,736	8	39,248
Fidelity Short-Term Bond Fund	869,077	489,308	143,748	6,878	1,219,049
Fidelity Strategic Income Fund	24,236	2,897	27,046	360	-
Fidelity Strategic Real Return Fund	482,760	239,428	93,129	7,241	649,950
Fidelity Total Bond Fund	1,449,522	722,955	235,805	37,239	1,952,208
Total	$ 6,044,787	$ 2,984,781	$ 1,380,218	$ 78,170	$ 7,849,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,182,060. Net unrealized appreciation aggregated $667,581, of which $701,720 related to appreciated investment securities and $34,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858561.106

ARW22-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 34.9%
	Shares	Value
Domestic Equity Funds - 31.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,751	$ 449,376
Fidelity Blue Chip Growth Fund (b)	6,588	416,916
Fidelity Equity-Income Fund (b)	10,653	641,097
Fidelity Large Cap Stock Fund (b)	17,321	480,822
Fidelity Series 100 Index Fund (b)	33,896	416,916
Fidelity Series Broad Market Opportunities Fund (b)	49,461	737,464
Fidelity Series Small Cap Opportunities Fund (b)	4,841	63,907
TOTAL DOMESTIC EQUITY FUNDS		3,206,498
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,342	330,692
TOTAL EQUITY FUNDS (Cost $3,050,685)		3,537,190
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund (b)	11,282	113,612
Fidelity Strategic Income Fund (b)	10,226	113,612
TOTAL HIGH YIELD FIXED-INCOME FUNDS		227,224

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund (b)	74,042	$ 764,853
Fidelity Strategic Real Return Fund (b)	79,177	764,853
Fidelity Total Bond Fund (b)	215,356	2,293,543
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,823,249
TOTAL FIXED-INCOME FUNDS (Cost $4,038,826)		4,050,473
Short-Term Funds - 25.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,278,136	1,278,136
Fidelity Short-Term Bond Fund (b)	148,620	1,278,136
TOTAL SHORT-TERM FUNDS (Cost $2,551,685)		2,556,272
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,641,196)		10,143,935
NET OTHER ASSETS (LIABILITIES) - 0.0%		(330)
NET ASSETS - 100%		$ 10,143,605
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 193,275	$ 56,767	$ 2,908	$ 330,692
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	301,069	75,459	314	449,376
Fidelity Blue Chip Growth Fund	215,074	259,487	73,526	978	416,916
Fidelity Capital & Income Fund	63,597	67,555	21,690	2,970	113,612
Fidelity Equity-Income Fund	330,881	365,867	94,101	10,193	641,097
Fidelity Government Income Fund	360,647	479,583	80,738	6,524	764,853
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	832,328	133,233	530	1,278,136
Fidelity Large Cap Stock Fund	248,520	278,227	84,166	1,881	480,822
Fidelity Series 100 Index Fund	214,593	233,928	62,458	5,460	416,916
Fidelity Series Broad Market Opportunities Fund	380,009	424,180	122,162	2,219	737,464
Fidelity Series Small Cap Opportunities Fund	33,052	41,740	9,982	10	63,907
Fidelity Short-Term Bond Fund	579,345	828,474	133,234	5,815	1,278,136
Fidelity Strategic Income Fund	63,542	68,409	19,659	2,501	113,612
Fidelity Strategic Real Return Fund	360,654	462,631	80,738	6,682	764,853
Fidelity Total Bond Fund	1,083,758	1,432,508	241,988	34,829	2,293,543
Total	$ 4,922,873	$ 6,269,261	$ 1,289,901	$ 83,814	$ 10,143,935
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $9,674,509. Net unrealized appreciation aggregated $469,426, of which $528,249 related to appreciated investment securities and $58,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2014

1.858586.106

RW22-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 34.9%
	Shares	Value
Domestic Equity Funds - 31.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,751	$ 449,376
Fidelity Blue Chip Growth Fund (b)	6,588	416,916
Fidelity Equity-Income Fund (b)	10,653	641,097
Fidelity Large Cap Stock Fund (b)	17,321	480,822
Fidelity Series 100 Index Fund (b)	33,896	416,916
Fidelity Series Broad Market Opportunities Fund (b)	49,461	737,464
Fidelity Series Small Cap Opportunities Fund (b)	4,841	63,907
TOTAL DOMESTIC EQUITY FUNDS		3,206,498
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,342	330,692
TOTAL EQUITY FUNDS (Cost $3,050,685)		3,537,190
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund (b)	11,282	113,612
Fidelity Strategic Income Fund (b)	10,226	113,612
TOTAL HIGH YIELD FIXED-INCOME FUNDS		227,224

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund (b)	74,042	$ 764,853
Fidelity Strategic Real Return Fund (b)	79,177	764,853
Fidelity Total Bond Fund (b)	215,356	2,293,543
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,823,249
TOTAL FIXED-INCOME FUNDS (Cost $4,038,826)		4,050,473
Short-Term Funds - 25.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,278,136	1,278,136
Fidelity Short-Term Bond Fund (b)	148,620	1,278,136
TOTAL SHORT-TERM FUNDS (Cost $2,551,685)		2,556,272
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,641,196)		10,143,935
NET OTHER ASSETS (LIABILITIES) - 0.0%		(330)
NET ASSETS - 100%		$ 10,143,605
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 193,275	$ 56,767	$ 2,908	$ 330,692
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	301,069	75,459	314	449,376
Fidelity Blue Chip Growth Fund	215,074	259,487	73,526	978	416,916
Fidelity Capital & Income Fund	63,597	67,555	21,690	2,970	113,612
Fidelity Equity-Income Fund	330,881	365,867	94,101	10,193	641,097
Fidelity Government Income Fund	360,647	479,583	80,738	6,524	764,853
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	832,328	133,233	530	1,278,136
Fidelity Large Cap Stock Fund	248,520	278,227	84,166	1,881	480,822
Fidelity Series 100 Index Fund	214,593	233,928	62,458	5,460	416,916
Fidelity Series Broad Market Opportunities Fund	380,009	424,180	122,162	2,219	737,464
Fidelity Series Small Cap Opportunities Fund	33,052	41,740	9,982	10	63,907
Fidelity Short-Term Bond Fund	579,345	828,474	133,234	5,815	1,278,136
Fidelity Strategic Income Fund	63,542	68,409	19,659	2,501	113,612
Fidelity Strategic Real Return Fund	360,654	462,631	80,738	6,682	764,853
Fidelity Total Bond Fund	1,083,758	1,432,508	241,988	34,829	2,293,543
Total	$ 4,922,873	$ 6,269,261	$ 1,289,901	$ 83,814	$ 10,143,935
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $9,674,509. Net unrealized appreciation aggregated $469,426, of which $528,249 related to appreciated investment securities and $58,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858563.106

ARW24-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 36.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,757	$ 346,206
Fidelity Blue Chip Growth Fund (b)	5,074	321,089
Fidelity Equity-Income Fund (b)	8,212	494,193
Fidelity Large Cap Stock Fund (b)	13,352	370,644
Fidelity Series 100 Index Fund (b)	26,105	321,089
Fidelity Series Broad Market Opportunities Fund (b)	38,153	568,865
Fidelity Series Small Cap Opportunities Fund (b)	3,754	49,555
TOTAL DOMESTIC EQUITY FUNDS		2,471,641
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,193	285,111
TOTAL EQUITY FUNDS (Cost $2,394,534)		2,756,752
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 3.1%
Fidelity Capital & Income Fund (b)	10,449	105,220
Fidelity Strategic Income Fund (b)	9,471	105,220
TOTAL HIGH YIELD FIXED-INCOME FUNDS		210,440

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund (b)	46,198	$ 477,222
Fidelity Strategic Real Return Fund (b)	49,402	477,222
Fidelity Total Bond Fund (b)	134,556	1,433,022
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,387,466
TOTAL FIXED-INCOME FUNDS (Cost $2,574,064)		2,597,906
Short-Term Funds - 21.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	708,614	708,614
Fidelity Short-Term Bond Fund (b)	83,355	716,851
TOTAL SHORT-TERM FUNDS (Cost $1,422,396)		1,425,465
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,390,994)		6,780,123
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,016
NET ASSETS - 100%		$ 6,788,139
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 199,853	$ 57,897	$ 2,464	$ 285,111
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	268,002	67,118	242	346,206
Fidelity Blue Chip Growth Fund	140,772	231,796	65,358	739	321,089
Fidelity Capital & Income Fund	48,152	75,273	22,150	2,661	105,220
Fidelity Equity-Income Fund	216,692	340,076	91,597	7,672	494,193
Fidelity Government Income Fund	196,513	338,655	62,007	4,139	477,222
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	507,722	83,445	299	708,614
Fidelity Large Cap Stock Fund	162,826	254,646	75,843	1,428	370,644
Fidelity Series 100 Index Fund	140,457	220,201	62,612	4,083	321,089
Fidelity Series Broad Market Opportunities Fund	249,252	388,096	112,043	1,713	568,865
Fidelity Series Small Cap Opportunities Fund	21,797	37,407	9,101	8	49,555
Fidelity Short-Term Bond Fund	284,490	514,921	84,756	3,304	716,851
Fidelity Strategic Income Fund	48,111	75,579	19,810	2,244	105,220
Fidelity Strategic Real Return Fund	196,512	336,645	71,313	4,194	477,222
Fidelity Total Bond Fund	589,994	1,013,981	185,577	21,976	1,433,022
Total	$ 2,862,258	$ 4,802,853	$ 1,070,627	$ 57,166	$ 6,780,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,414,475. Net unrealized appreciation aggregated $365,648, of which $394,422 related to appreciated investment securities and $28,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2014

1.858588.106

RW24-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 36.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,757	$ 346,206
Fidelity Blue Chip Growth Fund (b)	5,074	321,089
Fidelity Equity-Income Fund (b)	8,212	494,193
Fidelity Large Cap Stock Fund (b)	13,352	370,644
Fidelity Series 100 Index Fund (b)	26,105	321,089
Fidelity Series Broad Market Opportunities Fund (b)	38,153	568,865
Fidelity Series Small Cap Opportunities Fund (b)	3,754	49,555
TOTAL DOMESTIC EQUITY FUNDS		2,471,641
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,193	285,111
TOTAL EQUITY FUNDS (Cost $2,394,534)		2,756,752
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 3.1%
Fidelity Capital & Income Fund (b)	10,449	105,220
Fidelity Strategic Income Fund (b)	9,471	105,220
TOTAL HIGH YIELD FIXED-INCOME FUNDS		210,440

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund (b)	46,198	$ 477,222
Fidelity Strategic Real Return Fund (b)	49,402	477,222
Fidelity Total Bond Fund (b)	134,556	1,433,022
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,387,466
TOTAL FIXED-INCOME FUNDS (Cost $2,574,064)		2,597,906
Short-Term Funds - 21.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	708,614	708,614
Fidelity Short-Term Bond Fund (b)	83,355	716,851
TOTAL SHORT-TERM FUNDS (Cost $1,422,396)		1,425,465
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,390,994)		6,780,123
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,016
NET ASSETS - 100%		$ 6,788,139
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 199,853	$ 57,897	$ 2,464	$ 285,111
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	268,002	67,118	242	346,206
Fidelity Blue Chip Growth Fund	140,772	231,796	65,358	739	321,089
Fidelity Capital & Income Fund	48,152	75,273	22,150	2,661	105,220
Fidelity Equity-Income Fund	216,692	340,076	91,597	7,672	494,193
Fidelity Government Income Fund	196,513	338,655	62,007	4,139	477,222
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	507,722	83,445	299	708,614
Fidelity Large Cap Stock Fund	162,826	254,646	75,843	1,428	370,644
Fidelity Series 100 Index Fund	140,457	220,201	62,612	4,083	321,089
Fidelity Series Broad Market Opportunities Fund	249,252	388,096	112,043	1,713	568,865
Fidelity Series Small Cap Opportunities Fund	21,797	37,407	9,101	8	49,555
Fidelity Short-Term Bond Fund	284,490	514,921	84,756	3,304	716,851
Fidelity Strategic Income Fund	48,111	75,579	19,810	2,244	105,220
Fidelity Strategic Real Return Fund	196,512	336,645	71,313	4,194	477,222
Fidelity Total Bond Fund	589,994	1,013,981	185,577	21,976	1,433,022
Total	$ 2,862,258	$ 4,802,853	$ 1,070,627	$ 57,166	$ 6,780,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,414,475. Net unrealized appreciation aggregated $365,648, of which $394,422 related to appreciated investment securities and $28,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858565.106

ARW26-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,927	$ 225,751
Fidelity Blue Chip Growth Fund (b)	3,311	209,539
Fidelity Equity-Income Fund (b)	5,361	322,617
Fidelity Large Cap Stock Fund (b)	8,716	241,963
Fidelity Series 100 Index Fund (b)	17,036	209,539
Fidelity Series Broad Market Opportunities Fund (b)	24,872	370,847
Fidelity Series Small Cap Opportunities Fund (b)	2,456	32,424
TOTAL DOMESTIC EQUITY FUNDS		1,612,680
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,204	206,296
TOTAL EQUITY FUNDS (Cost $1,545,430)		1,818,976
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (b)	7,526	75,791
Fidelity Strategic Income Fund (b)	6,822	75,791
TOTAL HIGH YIELD FIXED-INCOME FUNDS		151,582

	Shares	Value
Investment Grade Fixed-Income Funds - 33.1%
Fidelity Government Income Fund (b)	25,974	$ 268,307
Fidelity Strategic Real Return Fund (b)	27,775	268,307
Fidelity Total Bond Fund (b)	75,503	804,109
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,340,723
TOTAL FIXED-INCOME FUNDS (Cost $1,484,992)		1,492,305
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	370,629	370,629
Fidelity Short-Term Bond Fund (b)	43,122	370,847
TOTAL SHORT-TERM FUNDS (Cost $739,763)		741,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,770,185)		4,052,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$ 4,052,600
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 124,166	$ 45,250	$ 2,032	$ 206,296
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	155,407	48,175	176	225,751
Fidelity Blue Chip Growth Fund	113,623	133,243	47,420	565	209,539
Fidelity Capital & Income Fund	42,166	46,398	15,879	2,148	75,791
Fidelity Equity-Income Fund	174,916	192,267	65,635	5,558	322,617
Fidelity Government Income Fund	139,572	171,304	45,088	2,644	268,307
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	244,289	60,942	179	370,629
Fidelity Large Cap Stock Fund	131,270	142,143	53,175	1,064	241,963
Fidelity Series 100 Index Fund	113,368	122,233	43,046	3,028	209,539
Fidelity Series Broad Market Opportunities Fund	201,073	216,515	78,977	1,247	370,847
Fidelity Series Small Cap Opportunities Fund	17,439	22,145	6,664	6	32,424
Fidelity Short-Term Bond Fund	187,589	243,691	61,804	1,959	370,847
Fidelity Strategic Income Fund	42,132	48,146	15,497	1,807	75,791
Fidelity Strategic Real Return Fund	139,573	169,799	50,247	2,710	268,307
Fidelity Total Bond Fund	419,449	511,378	135,172	14,146	804,109
Total	$ 2,148,549	$ 2,543,124	$ 772,971	$ 39,269	$ 4,052,757
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,788,747. Net unrealized appreciation aggregated $264,010, of which $284,913 related to appreciated investment securities and $20,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2014

1.858590.106

RW26-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,927	$ 225,751
Fidelity Blue Chip Growth Fund (b)	3,311	209,539
Fidelity Equity-Income Fund (b)	5,361	322,617
Fidelity Large Cap Stock Fund (b)	8,716	241,963
Fidelity Series 100 Index Fund (b)	17,036	209,539
Fidelity Series Broad Market Opportunities Fund (b)	24,872	370,847
Fidelity Series Small Cap Opportunities Fund (b)	2,456	32,424
TOTAL DOMESTIC EQUITY FUNDS		1,612,680
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,204	206,296
TOTAL EQUITY FUNDS (Cost $1,545,430)		1,818,976
Fixed-Income Funds - 36.8%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (b)	7,526	75,791
Fidelity Strategic Income Fund (b)	6,822	75,791
TOTAL HIGH YIELD FIXED-INCOME FUNDS		151,582

	Shares	Value
Investment Grade Fixed-Income Funds - 33.1%
Fidelity Government Income Fund (b)	25,974	$ 268,307
Fidelity Strategic Real Return Fund (b)	27,775	268,307
Fidelity Total Bond Fund (b)	75,503	804,109
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,340,723
TOTAL FIXED-INCOME FUNDS (Cost $1,484,992)		1,492,305
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	370,629	370,629
Fidelity Short-Term Bond Fund (b)	43,122	370,847
TOTAL SHORT-TERM FUNDS (Cost $739,763)		741,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,770,185)		4,052,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$ 4,052,600
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 124,166	$ 45,250	$ 2,032	$ 206,296
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	155,407	48,175	176	225,751
Fidelity Blue Chip Growth Fund	113,623	133,243	47,420	565	209,539
Fidelity Capital & Income Fund	42,166	46,398	15,879	2,148	75,791
Fidelity Equity-Income Fund	174,916	192,267	65,635	5,558	322,617
Fidelity Government Income Fund	139,572	171,304	45,088	2,644	268,307
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	244,289	60,942	179	370,629
Fidelity Large Cap Stock Fund	131,270	142,143	53,175	1,064	241,963
Fidelity Series 100 Index Fund	113,368	122,233	43,046	3,028	209,539
Fidelity Series Broad Market Opportunities Fund	201,073	216,515	78,977	1,247	370,847
Fidelity Series Small Cap Opportunities Fund	17,439	22,145	6,664	6	32,424
Fidelity Short-Term Bond Fund	187,589	243,691	61,804	1,959	370,847
Fidelity Strategic Income Fund	42,132	48,146	15,497	1,807	75,791
Fidelity Strategic Real Return Fund	139,573	169,799	50,247	2,710	268,307
Fidelity Total Bond Fund	419,449	511,378	135,172	14,146	804,109
Total	$ 2,148,549	$ 2,543,124	$ 772,971	$ 39,269	$ 4,052,757
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,788,747. Net unrealized appreciation aggregated $264,010, of which $284,913 related to appreciated investment securities and $20,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858567.106

ARW28-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 41.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	43,897	$ 906,904
Fidelity Blue Chip Growth Fund (b)	13,306	842,014
Fidelity Equity-Income Fund (b)	21,539	1,296,239
Fidelity Large Cap Stock Fund (b)	35,007	971,793
Fidelity Series 100 Index Fund (b)	68,456	842,014
Fidelity Series Broad Market Opportunities Fund (b)	99,890	1,489,361
Fidelity Series Small Cap Opportunities Fund (b)	9,832	129,778
TOTAL DOMESTIC EQUITY FUNDS		6,478,103
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,995	911,539
TOTAL EQUITY FUNDS (Cost $6,329,085)		7,389,642
Fixed-Income Funds - 35.7%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (b)	32,066	322,901
Fidelity Strategic Income Fund (b)	29,064	322,901
TOTAL HIGH YIELD FIXED-INCOME FUNDS		645,802

	Shares	Value
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Government Income Fund (b)	94,224	$ 973,338
Fidelity Strategic Real Return Fund (b)	100,760	973,338
Fidelity Total Bond Fund (b)	274,325	2,921,558
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,868,234
TOTAL FIXED-INCOME FUNDS (Cost $5,467,045)		5,514,036
Short-Term Funds - 16.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,273,064	1,273,064
Fidelity Short-Term Bond Fund (b)	148,031	1,273,064
TOTAL SHORT-TERM FUNDS (Cost $2,537,176)		2,546,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,333,306)		15,449,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$ 15,449,649
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 487,173	$ 121,847	$ 6,600	$ 911,539
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	546,779	113,341	518	906,904
Fidelity Blue Chip Growth Fund	444,607	484,721	111,894	1,909	842,014
Fidelity Capital & Income Fund	173,936	171,995	32,834	7,209	322,901
Fidelity Equity-Income Fund	684,505	672,019	131,212	18,553	1,296,239
Fidelity Government Income Fund	497,527	539,019	69,418	7,542	973,338
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	716,731	86,061	497	1,273,064
Fidelity Large Cap Stock Fund	514,724	508,396	121,806	3,138	971,793
Fidelity Series 100 Index Fund	443,617	434,165	93,510	9,316	842,014
Fidelity Series Broad Market Opportunities Fund	787,235	771,898	172,051	3,668	1,489,361
Fidelity Series Small Cap Opportunities Fund	68,500	78,957	15,432	17	129,778
Fidelity Short-Term Bond Fund	642,734	713,016	86,108	5,389	1,273,064
Fidelity Strategic Income Fund	173,797	174,267	28,591	6,053	322,901
Fidelity Strategic Real Return Fund	497,534	529,016	77,524	7,934	973,338
Fidelity Total Bond Fund	1,492,003	1,620,794	211,188	40,759	2,921,558
Total	$ 8,043,553	$ 8,448,946	$ 1,472,817	$ 119,102	$ 15,449,806
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $14,382,461. Net unrealized appreciation aggregated $1,067,345, of which $1,130,486 related to appreciated investment securities and $63,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2014

1.858592.106

RW28-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 41.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	43,897	$ 906,904
Fidelity Blue Chip Growth Fund (b)	13,306	842,014
Fidelity Equity-Income Fund (b)	21,539	1,296,239
Fidelity Large Cap Stock Fund (b)	35,007	971,793
Fidelity Series 100 Index Fund (b)	68,456	842,014
Fidelity Series Broad Market Opportunities Fund (b)	99,890	1,489,361
Fidelity Series Small Cap Opportunities Fund (b)	9,832	129,778
TOTAL DOMESTIC EQUITY FUNDS		6,478,103
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,995	911,539
TOTAL EQUITY FUNDS (Cost $6,329,085)		7,389,642
Fixed-Income Funds - 35.7%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (b)	32,066	322,901
Fidelity Strategic Income Fund (b)	29,064	322,901
TOTAL HIGH YIELD FIXED-INCOME FUNDS		645,802

	Shares	Value
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Government Income Fund (b)	94,224	$ 973,338
Fidelity Strategic Real Return Fund (b)	100,760	973,338
Fidelity Total Bond Fund (b)	274,325	2,921,558
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,868,234
TOTAL FIXED-INCOME FUNDS (Cost $5,467,045)		5,514,036
Short-Term Funds - 16.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,273,064	1,273,064
Fidelity Short-Term Bond Fund (b)	148,031	1,273,064
TOTAL SHORT-TERM FUNDS (Cost $2,537,176)		2,546,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,333,306)		15,449,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$ 15,449,649
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 487,173	$ 121,847	$ 6,600	$ 911,539
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	546,779	113,341	518	906,904
Fidelity Blue Chip Growth Fund	444,607	484,721	111,894	1,909	842,014
Fidelity Capital & Income Fund	173,936	171,995	32,834	7,209	322,901
Fidelity Equity-Income Fund	684,505	672,019	131,212	18,553	1,296,239
Fidelity Government Income Fund	497,527	539,019	69,418	7,542	973,338
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	716,731	86,061	497	1,273,064
Fidelity Large Cap Stock Fund	514,724	508,396	121,806	3,138	971,793
Fidelity Series 100 Index Fund	443,617	434,165	93,510	9,316	842,014
Fidelity Series Broad Market Opportunities Fund	787,235	771,898	172,051	3,668	1,489,361
Fidelity Series Small Cap Opportunities Fund	68,500	78,957	15,432	17	129,778
Fidelity Short-Term Bond Fund	642,734	713,016	86,108	5,389	1,273,064
Fidelity Strategic Income Fund	173,797	174,267	28,591	6,053	322,901
Fidelity Strategic Real Return Fund	497,534	529,016	77,524	7,934	973,338
Fidelity Total Bond Fund	1,492,003	1,620,794	211,188	40,759	2,921,558
Total	$ 8,043,553	$ 8,448,946	$ 1,472,817	$ 119,102	$ 15,449,806
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $14,382,461. Net unrealized appreciation aggregated $1,067,345, of which $1,130,486 related to appreciated investment securities and $63,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858570.106

ARW30-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 43.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	45,024	$ 930,199
Fidelity Blue Chip Growth Fund (b)	13,638	862,992
Fidelity Equity-Income Fund (b)	22,081	1,328,855
Fidelity Large Cap Stock Fund (b)	35,875	995,878
Fidelity Series 100 Index Fund (b)	70,162	862,992
Fidelity Series Broad Market Opportunities Fund (b)	102,443	1,527,420
Fidelity Series Small Cap Opportunities Fund (b)	10,067	132,886
TOTAL DOMESTIC EQUITY FUNDS		6,641,222
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	25,778	1,021,844
TOTAL EQUITY FUNDS (Cost $6,708,810)		7,663,066
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (b)	34,280	345,197
Fidelity Strategic Income Fund (b)	31,071	345,197
TOTAL HIGH YIELD FIXED-INCOME FUNDS		690,394

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund (b)	89,309	$ 922,561
Fidelity Strategic Real Return Fund (b)	95,503	922,561
Fidelity Total Bond Fund (b)	259,733	2,766,156
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,611,278
TOTAL FIXED-INCOME FUNDS (Cost $5,231,581)		5,301,672
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,154,729	1,154,729
Fidelity Short-Term Bond Fund (b)	134,271	1,154,729
TOTAL SHORT-TERM FUNDS (Cost $2,302,632)		2,309,458
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,243,023)		15,274,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248)
NET ASSETS - 100%		$ 15,273,948
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 689,128	$ 120,887	$ 8,472	$ 1,021,844
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	701,620	112,940	632	930,199
Fidelity Blue Chip Growth Fund	336,749	605,337	111,644	1,818	862,992
Fidelity Capital & Income Fund	137,015	234,368	38,061	8,328	345,197
Fidelity Equity-Income Fund	518,628	882,533	148,170	20,299	1,328,855
Fidelity Government Income Fund	351,965	636,724	73,398	7,967	922,561
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	812,617	87,279	484	1,154,729
Fidelity Large Cap Stock Fund	389,387	660,438	127,906	3,698	995,878
Fidelity Series 100 Index Fund	335,996	565,243	97,396	10,722	862,992
Fidelity Series Broad Market Opportunities Fund	596,337	1,008,862	185,826	4,481	1,527,420
Fidelity Series Small Cap Opportunities Fund	52,021	98,224	15,597	21	132,886
Fidelity Short-Term Bond Fund	429,610	809,145	87,280	5,351	1,154,729
Fidelity Strategic Income Fund	136,911	243,084	38,871	7,035	345,197
Fidelity Strategic Real Return Fund	351,986	640,009	99,492	7,858	922,561
Fidelity Total Bond Fund	1,057,723	1,921,264	239,922	42,174	2,766,156
Total	$ 5,900,281	$ 10,508,596	$ 1,584,669	$ 129,340	$ 15,274,196
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $14,270,511. Net unrealized appreciation aggregated $1,003,685, of which $1,055,293 related to appreciated investment securities and $51,608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2014

1.858594.106

RW30-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 43.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	45,024	$ 930,199
Fidelity Blue Chip Growth Fund (b)	13,638	862,992
Fidelity Equity-Income Fund (b)	22,081	1,328,855
Fidelity Large Cap Stock Fund (b)	35,875	995,878
Fidelity Series 100 Index Fund (b)	70,162	862,992
Fidelity Series Broad Market Opportunities Fund (b)	102,443	1,527,420
Fidelity Series Small Cap Opportunities Fund (b)	10,067	132,886
TOTAL DOMESTIC EQUITY FUNDS		6,641,222
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	25,778	1,021,844
TOTAL EQUITY FUNDS (Cost $6,708,810)		7,663,066
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (b)	34,280	345,197
Fidelity Strategic Income Fund (b)	31,071	345,197
TOTAL HIGH YIELD FIXED-INCOME FUNDS		690,394

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund (b)	89,309	$ 922,561
Fidelity Strategic Real Return Fund (b)	95,503	922,561
Fidelity Total Bond Fund (b)	259,733	2,766,156
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,611,278
TOTAL FIXED-INCOME FUNDS (Cost $5,231,581)		5,301,672
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,154,729	1,154,729
Fidelity Short-Term Bond Fund (b)	134,271	1,154,729
TOTAL SHORT-TERM FUNDS (Cost $2,302,632)		2,309,458
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,243,023)		15,274,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248)
NET ASSETS - 100%		$ 15,273,948
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 689,128	$ 120,887	$ 8,472	$ 1,021,844
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	701,620	112,940	632	930,199
Fidelity Blue Chip Growth Fund	336,749	605,337	111,644	1,818	862,992
Fidelity Capital & Income Fund	137,015	234,368	38,061	8,328	345,197
Fidelity Equity-Income Fund	518,628	882,533	148,170	20,299	1,328,855
Fidelity Government Income Fund	351,965	636,724	73,398	7,967	922,561
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	812,617	87,279	484	1,154,729
Fidelity Large Cap Stock Fund	389,387	660,438	127,906	3,698	995,878
Fidelity Series 100 Index Fund	335,996	565,243	97,396	10,722	862,992
Fidelity Series Broad Market Opportunities Fund	596,337	1,008,862	185,826	4,481	1,527,420
Fidelity Series Small Cap Opportunities Fund	52,021	98,224	15,597	21	132,886
Fidelity Short-Term Bond Fund	429,610	809,145	87,280	5,351	1,154,729
Fidelity Strategic Income Fund	136,911	243,084	38,871	7,035	345,197
Fidelity Strategic Real Return Fund	351,986	640,009	99,492	7,858	922,561
Fidelity Total Bond Fund	1,057,723	1,921,264	239,922	42,174	2,766,156
Total	$ 5,900,281	$ 10,508,596	$ 1,584,669	$ 129,340	$ 15,274,196
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $14,270,511. Net unrealized appreciation aggregated $1,003,685, of which $1,055,293 related to appreciated investment securities and $51,608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858572.106

ARW32-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.1%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,994	$ 495,715
Fidelity Blue Chip Growth Fund (b)	7,270	460,023
Fidelity Equity-Income Fund (b)	11,756	707,484
Fidelity Large Cap Stock Fund (b)	19,114	530,613
Fidelity Series 100 Index Fund (b)	37,400	460,023
Fidelity Series Broad Market Opportunities Fund (b)	54,578	813,765
Fidelity Series Small Cap Opportunities Fund (b)	5,348	70,590
TOTAL DOMESTIC EQUITY FUNDS		3,538,213
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,946	592,478
TOTAL EQUITY FUNDS (Cost $3,424,855)		4,130,691
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (b)	18,982	191,148
Fidelity Strategic Income Fund (b)	17,205	191,147
TOTAL HIGH YIELD FIXED-INCOME FUNDS		382,295

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund (b)	45,147	$ 466,368
Fidelity Strategic Real Return Fund (b)	48,278	466,368
Fidelity Total Bond Fund (b)	131,371	1,399,105
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,331,841
TOTAL FIXED-INCOME FUNDS (Cost $2,706,983)		2,714,136
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	543,303	543,303
Fidelity Short-Term Bond Fund (b)	63,175	543,303
TOTAL SHORT-TERM FUNDS (Cost $1,083,884)		1,086,606
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,215,722)		7,931,433
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211)
NET ASSETS - 100%		$ 7,931,222
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 291,841	$ 104,548	$ 5,992	$ 592,478
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	288,357	85,092	397	495,715
Fidelity Blue Chip Growth Fund	278,414	244,219	84,030	1,324	460,023
Fidelity Capital & Income Fund	117,258	92,740	26,413	5,400	191,148
Fidelity Equity-Income Fund	428,523	333,524	101,223	12,565	707,484
Fidelity Government Income Fund	275,478	244,308	57,231	4,649	466,368
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	287,688	62,380	269	543,303
Fidelity Large Cap Stock Fund	321,858	252,099	92,058	2,405	530,613
Fidelity Series 100 Index Fund	277,791	214,579	70,210	6,883	460,023
Fidelity Series Broad Market Opportunities Fund	492,658	380,710	131,900	2,811	813,765
Fidelity Series Small Cap Opportunities Fund	42,934	40,091	11,279	13	70,590
Fidelity Short-Term Bond Fund	318,164	286,077	62,863	2,925	543,303
Fidelity Strategic Income Fund	117,167	98,481	26,784	4,534	191,147
Fidelity Strategic Real Return Fund	275,483	242,754	66,812	4,910	466,368
Fidelity Total Bond Fund	826,974	731,844	172,398	25,007	1,399,105
Total	$ 4,761,751	$ 4,029,312	$ 1,155,221	$ 80,084	$ 7,931,433
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,225,275. Net unrealized appreciation aggregated $706,158, of which $751,611 related to appreciated investment securities and $45,453 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2014

1.858596.106

RW32-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.1%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,994	$ 495,715
Fidelity Blue Chip Growth Fund (b)	7,270	460,023
Fidelity Equity-Income Fund (b)	11,756	707,484
Fidelity Large Cap Stock Fund (b)	19,114	530,613
Fidelity Series 100 Index Fund (b)	37,400	460,023
Fidelity Series Broad Market Opportunities Fund (b)	54,578	813,765
Fidelity Series Small Cap Opportunities Fund (b)	5,348	70,590
TOTAL DOMESTIC EQUITY FUNDS		3,538,213
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,946	592,478
TOTAL EQUITY FUNDS (Cost $3,424,855)		4,130,691
Fixed-Income Funds - 34.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (b)	18,982	191,148
Fidelity Strategic Income Fund (b)	17,205	191,147
TOTAL HIGH YIELD FIXED-INCOME FUNDS		382,295

	Shares	Value
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund (b)	45,147	$ 466,368
Fidelity Strategic Real Return Fund (b)	48,278	466,368
Fidelity Total Bond Fund (b)	131,371	1,399,105
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,331,841
TOTAL FIXED-INCOME FUNDS (Cost $2,706,983)		2,714,136
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	543,303	543,303
Fidelity Short-Term Bond Fund (b)	63,175	543,303
TOTAL SHORT-TERM FUNDS (Cost $1,083,884)		1,086,606
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,215,722)		7,931,433
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211)
NET ASSETS - 100%		$ 7,931,222
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 291,841	$ 104,548	$ 5,992	$ 592,478
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	288,357	85,092	397	495,715
Fidelity Blue Chip Growth Fund	278,414	244,219	84,030	1,324	460,023
Fidelity Capital & Income Fund	117,258	92,740	26,413	5,400	191,148
Fidelity Equity-Income Fund	428,523	333,524	101,223	12,565	707,484
Fidelity Government Income Fund	275,478	244,308	57,231	4,649	466,368
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	287,688	62,380	269	543,303
Fidelity Large Cap Stock Fund	321,858	252,099	92,058	2,405	530,613
Fidelity Series 100 Index Fund	277,791	214,579	70,210	6,883	460,023
Fidelity Series Broad Market Opportunities Fund	492,658	380,710	131,900	2,811	813,765
Fidelity Series Small Cap Opportunities Fund	42,934	40,091	11,279	13	70,590
Fidelity Short-Term Bond Fund	318,164	286,077	62,863	2,925	543,303
Fidelity Strategic Income Fund	117,167	98,481	26,784	4,534	191,147
Fidelity Strategic Real Return Fund	275,483	242,754	66,812	4,910	466,368
Fidelity Total Bond Fund	826,974	731,844	172,398	25,007	1,399,105
Total	$ 4,761,751	$ 4,029,312	$ 1,155,221	$ 80,084	$ 7,931,433
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,225,275. Net unrealized appreciation aggregated $706,158, of which $751,611 related to appreciated investment securities and $45,453 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858574.106

ARW34-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,651	$ 488,625
Fidelity Blue Chip Growth Fund (b)	7,176	454,107
Fidelity Equity-Income Fund (b)	11,599	698,036
Fidelity Large Cap Stock Fund (b)	18,873	523,910
Fidelity Series 100 Index Fund (b)	36,919	454,107
Fidelity Series Broad Market Opportunities Fund (b)	53,865	803,125
Fidelity Series Small Cap Opportunities Fund (b)	5,288	69,804
TOTAL DOMESTIC EQUITY FUNDS		3,491,714
International Equity Funds - 8.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,965	632,835
TOTAL EQUITY FUNDS (Cost $3,414,713)		4,124,549
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	19,272	194,069
Fidelity Strategic Income Fund (b)	17,468	194,069
TOTAL HIGH YIELD FIXED-INCOME FUNDS		388,138

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund (b)	41,955	$ 433,396
Fidelity Strategic Real Return Fund (b)	44,865	433,396
Fidelity Total Bond Fund (b)	122,083	1,300,186
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,166,978
TOTAL FIXED-INCOME FUNDS (Cost $2,492,663)		2,555,116
Short-Term Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	495,529	495,529
Fidelity Short-Term Bond Fund (b)	57,620	495,529
TOTAL SHORT-TERM FUNDS (Cost $985,988)		991,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,893,364)		7,670,723
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112)
NET ASSETS - 100%		$ 7,670,611
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 330,448	$ 86,851	$ 5,465	$ 632,835
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	294,104	65,873	341	488,625
Fidelity Blue Chip Growth Fund	249,635	251,157	64,583	1,092	454,107
Fidelity Capital & Income Fund	108,224	100,675	21,585	4,911	194,069
Fidelity Equity-Income Fund	384,259	353,263	80,394	11,041	698,036
Fidelity Government Income Fund	234,485	235,390	39,735	3,912	433,396
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	277,474	42,982	219	495,529
Fidelity Large Cap Stock Fund	288,297	266,115	71,973	2,025	523,910
Fidelity Series 100 Index Fund	249,076	226,130	53,524	5,836	454,107
Fidelity Series Broad Market Opportunities Fund	441,539	404,752	104,600	2,411	803,125
Fidelity Series Small Cap Opportunities Fund	38,625	41,408	9,219	11	69,804
Fidelity Short-Term Bond Fund	261,172	276,885	43,995	2,402	495,529
Fidelity Strategic Income Fund	108,142	105,888	22,145	4,139	194,069
Fidelity Strategic Real Return Fund	234,491	234,986	50,205	3,911	433,396
Fidelity Total Bond Fund	703,473	707,187	122,139	20,882	1,300,186
Total	$ 4,190,840	$ 4,105,862	$ 879,803	$ 68,598	$ 7,670,723
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,933,209. Net unrealized appreciation aggregated $737,514, of which $765,573 related to appreciated investment securities and $28,059 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2014

1.858598.106

RW34-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,651	$ 488,625
Fidelity Blue Chip Growth Fund (b)	7,176	454,107
Fidelity Equity-Income Fund (b)	11,599	698,036
Fidelity Large Cap Stock Fund (b)	18,873	523,910
Fidelity Series 100 Index Fund (b)	36,919	454,107
Fidelity Series Broad Market Opportunities Fund (b)	53,865	803,125
Fidelity Series Small Cap Opportunities Fund (b)	5,288	69,804
TOTAL DOMESTIC EQUITY FUNDS		3,491,714
International Equity Funds - 8.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,965	632,835
TOTAL EQUITY FUNDS (Cost $3,414,713)		4,124,549
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	19,272	194,069
Fidelity Strategic Income Fund (b)	17,468	194,069
TOTAL HIGH YIELD FIXED-INCOME FUNDS		388,138

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund (b)	41,955	$ 433,396
Fidelity Strategic Real Return Fund (b)	44,865	433,396
Fidelity Total Bond Fund (b)	122,083	1,300,186
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,166,978
TOTAL FIXED-INCOME FUNDS (Cost $2,492,663)		2,555,116
Short-Term Funds - 12.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	495,529	495,529
Fidelity Short-Term Bond Fund (b)	57,620	495,529
TOTAL SHORT-TERM FUNDS (Cost $985,988)		991,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,893,364)		7,670,723
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112)
NET ASSETS - 100%		$ 7,670,611
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 330,448	$ 86,851	$ 5,465	$ 632,835
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	294,104	65,873	341	488,625
Fidelity Blue Chip Growth Fund	249,635	251,157	64,583	1,092	454,107
Fidelity Capital & Income Fund	108,224	100,675	21,585	4,911	194,069
Fidelity Equity-Income Fund	384,259	353,263	80,394	11,041	698,036
Fidelity Government Income Fund	234,485	235,390	39,735	3,912	433,396
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	277,474	42,982	219	495,529
Fidelity Large Cap Stock Fund	288,297	266,115	71,973	2,025	523,910
Fidelity Series 100 Index Fund	249,076	226,130	53,524	5,836	454,107
Fidelity Series Broad Market Opportunities Fund	441,539	404,752	104,600	2,411	803,125
Fidelity Series Small Cap Opportunities Fund	38,625	41,408	9,219	11	69,804
Fidelity Short-Term Bond Fund	261,172	276,885	43,995	2,402	495,529
Fidelity Strategic Income Fund	108,142	105,888	22,145	4,139	194,069
Fidelity Strategic Real Return Fund	234,491	234,986	50,205	3,911	433,396
Fidelity Total Bond Fund	703,473	707,187	122,139	20,882	1,300,186
Total	$ 4,190,840	$ 4,105,862	$ 879,803	$ 68,598	$ 7,670,723
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,933,209. Net unrealized appreciation aggregated $737,514, of which $765,573 related to appreciated investment securities and $28,059 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.106

ARW36-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	22,376	$ 462,281
Fidelity Blue Chip Growth Fund (b)	6,787	429,465
Fidelity Equity-Income Fund (b)	10,977	660,605
Fidelity Large Cap Stock Fund (b)	17,861	495,811
Fidelity Series 100 Index Fund (b)	34,916	429,465
Fidelity Series Broad Market Opportunities Fund (b)	50,957	759,767
Fidelity Series Small Cap Opportunities Fund (b)	5,026	66,346
TOTAL DOMESTIC EQUITY FUNDS		3,303,740
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,269	644,911
TOTAL EQUITY FUNDS (Cost $3,362,096)		3,948,651
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	18,774	189,050
Fidelity Strategic Income Fund (b)	17,016	189,050
TOTAL HIGH YIELD FIXED-INCOME FUNDS		378,100

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	38,329	$ 395,935
Fidelity Strategic Real Return Fund (b)	40,987	395,935
Fidelity Total Bond Fund (b)	111,531	1,187,805
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,979,675
TOTAL FIXED-INCOME FUNDS (Cost $2,366,810)		2,357,775
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	413,770	413,770
Fidelity Short-Term Bond Fund (b)	48,113	413,770
TOTAL SHORT-TERM FUNDS (Cost $826,088)		827,540
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,554,994)		7,133,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(493)
NET ASSETS - 100%		$ 7,133,473
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 277,502	$ 96,853	$ 6,198	$ 644,911
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	238,932	67,851	356	462,281
Fidelity Blue Chip Growth Fund	277,506	200,053	67,161	1,193	429,465
Fidelity Capital & Income Fund	123,843	82,996	24,992	5,313	189,050
Fidelity Equity-Income Fund	426,985	281,212	88,542	11,327	660,605
Fidelity Government Income Fund	252,711	184,636	44,602	3,952	395,935
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	207,380	45,616	202	413,770
Fidelity Large Cap Stock Fund	320,703	205,456	73,835	2,135	495,811
Fidelity Series 100 Index Fund	276,886	177,278	57,821	6,234	429,465
Fidelity Series Broad Market Opportunities Fund	490,982	311,388	107,083	2,520	759,767
Fidelity Series Small Cap Opportunities Fund	42,688	33,793	8,952	12	66,346
Fidelity Short-Term Bond Fund	252,142	205,859	45,617	2,192	413,770
Fidelity Strategic Income Fund	123,745	88,805	25,658	4,466	189,050
Fidelity Strategic Real Return Fund	252,708	185,388	55,224	4,413	395,935
Fidelity Total Bond Fund	760,002	555,815	138,635	21,247	1,187,805
Total	$ 4,582,173	$ 3,236,493	$ 948,442	$ 71,760	$ 7,133,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,572,078. Net unrealized appreciation aggregated $561,888, of which $608,514 related to appreciated investment securities and $46,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2014

1.858600.106

RW36-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	22,376	$ 462,281
Fidelity Blue Chip Growth Fund (b)	6,787	429,465
Fidelity Equity-Income Fund (b)	10,977	660,605
Fidelity Large Cap Stock Fund (b)	17,861	495,811
Fidelity Series 100 Index Fund (b)	34,916	429,465
Fidelity Series Broad Market Opportunities Fund (b)	50,957	759,767
Fidelity Series Small Cap Opportunities Fund (b)	5,026	66,346
TOTAL DOMESTIC EQUITY FUNDS		3,303,740
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,269	644,911
TOTAL EQUITY FUNDS (Cost $3,362,096)		3,948,651
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	18,774	189,050
Fidelity Strategic Income Fund (b)	17,016	189,050
TOTAL HIGH YIELD FIXED-INCOME FUNDS		378,100

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	38,329	$ 395,935
Fidelity Strategic Real Return Fund (b)	40,987	395,935
Fidelity Total Bond Fund (b)	111,531	1,187,805
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,979,675
TOTAL FIXED-INCOME FUNDS (Cost $2,366,810)		2,357,775
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	413,770	413,770
Fidelity Short-Term Bond Fund (b)	48,113	413,770
TOTAL SHORT-TERM FUNDS (Cost $826,088)		827,540
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,554,994)		7,133,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(493)
NET ASSETS - 100%		$ 7,133,473
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 277,502	$ 96,853	$ 6,198	$ 644,911
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	238,932	67,851	356	462,281
Fidelity Blue Chip Growth Fund	277,506	200,053	67,161	1,193	429,465
Fidelity Capital & Income Fund	123,843	82,996	24,992	5,313	189,050
Fidelity Equity-Income Fund	426,985	281,212	88,542	11,327	660,605
Fidelity Government Income Fund	252,711	184,636	44,602	3,952	395,935
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	207,380	45,616	202	413,770
Fidelity Large Cap Stock Fund	320,703	205,456	73,835	2,135	495,811
Fidelity Series 100 Index Fund	276,886	177,278	57,821	6,234	429,465
Fidelity Series Broad Market Opportunities Fund	490,982	311,388	107,083	2,520	759,767
Fidelity Series Small Cap Opportunities Fund	42,688	33,793	8,952	12	66,346
Fidelity Short-Term Bond Fund	252,142	205,859	45,617	2,192	413,770
Fidelity Strategic Income Fund	123,745	88,805	25,658	4,466	189,050
Fidelity Strategic Real Return Fund	252,708	185,388	55,224	4,413	395,935
Fidelity Total Bond Fund	760,002	555,815	138,635	21,247	1,187,805
Total	$ 4,582,173	$ 3,236,493	$ 948,442	$ 71,760	$ 7,133,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,572,078. Net unrealized appreciation aggregated $561,888, of which $608,514 related to appreciated investment securities and $46,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867281.106

ARW38-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	17,380	$ 359,077
Fidelity Blue Chip Growth Fund (b)	5,270	333,506
Fidelity Equity-Income Fund (b)	8,525	513,044
Fidelity Large Cap Stock Fund (b)	13,856	384,647
Fidelity Series 100 Index Fund (b)	27,114	333,506
Fidelity Series Broad Market Opportunities Fund (b)	39,554	589,756
Fidelity Series Small Cap Opportunities Fund (b)	3,874	51,141
TOTAL DOMESTIC EQUITY FUNDS		2,564,677
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,574	538,071
TOTAL EQUITY FUNDS (Cost $2,600,673)		3,102,748
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	15,020	151,247
Fidelity Strategic Income Fund (b)	13,614	151,247
TOTAL HIGH YIELD FIXED-INCOME FUNDS		302,494

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund (b)	28,546	$ 294,878
Fidelity Strategic Real Return Fund (b)	30,526	294,878
Fidelity Total Bond Fund (b)	83,115	885,179
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,474,935
TOTAL FIXED-INCOME FUNDS (Cost $1,723,476)		1,777,429
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	280,189	280,189
Fidelity Short-Term Bond Fund (b)	32,580	280,189
TOTAL SHORT-TERM FUNDS (Cost $557,368)		560,378
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,881,517)		5,440,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(202)
NET ASSETS - 100%		$ 5,440,353
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 424,381	$ 144,546	$ 5,056	$ 538,071
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	311,779	96,059	272	359,077
Fidelity Blue Chip Growth Fund	142,546	269,916	91,561	758	333,506
Fidelity Capital & Income Fund	65,481	117,361	36,917	3,814	151,247
Fidelity Equity-Income Fund	219,578	386,961	121,849	8,269	513,044
Fidelity Government Income Fund	123,795	233,888	65,087	2,670	294,878
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	228,169	61,275	123	280,189
Fidelity Large Cap Stock Fund	164,807	295,248	104,444	1,625	384,647
Fidelity Series 100 Index Fund	142,227	249,835	81,094	4,666	333,506
Fidelity Series Broad Market Opportunities Fund	252,326	450,297	154,797	1,930	589,756
Fidelity Series Small Cap Opportunities Fund	22,000	43,177	13,522	9	51,141
Fidelity Short-Term Bond Fund	113,354	227,426	61,379	1,356	280,189
Fidelity Strategic Income Fund	65,430	120,682	36,486	3,215	151,247
Fidelity Strategic Real Return Fund	123,798	232,078	69,923	2,740	294,878
Fidelity Total Bond Fund	372,304	699,576	195,223	14,161	885,179
Total	$ 2,311,797	$ 4,290,774	$ 1,334,162	$ 50,664	$ 5,440,555
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $4,906,192. Net unrealized appreciation aggregated $534,363, of which $552,846 related to appreciated investment securities and $18,483 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2014

1.867270.106

RW38-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	17,380	$ 359,077
Fidelity Blue Chip Growth Fund (b)	5,270	333,506
Fidelity Equity-Income Fund (b)	8,525	513,044
Fidelity Large Cap Stock Fund (b)	13,856	384,647
Fidelity Series 100 Index Fund (b)	27,114	333,506
Fidelity Series Broad Market Opportunities Fund (b)	39,554	589,756
Fidelity Series Small Cap Opportunities Fund (b)	3,874	51,141
TOTAL DOMESTIC EQUITY FUNDS		2,564,677
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,574	538,071
TOTAL EQUITY FUNDS (Cost $2,600,673)		3,102,748
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	15,020	151,247
Fidelity Strategic Income Fund (b)	13,614	151,247
TOTAL HIGH YIELD FIXED-INCOME FUNDS		302,494

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund (b)	28,546	$ 294,878
Fidelity Strategic Real Return Fund (b)	30,526	294,878
Fidelity Total Bond Fund (b)	83,115	885,179
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,474,935
TOTAL FIXED-INCOME FUNDS (Cost $1,723,476)		1,777,429
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	280,189	280,189
Fidelity Short-Term Bond Fund (b)	32,580	280,189
TOTAL SHORT-TERM FUNDS (Cost $557,368)		560,378
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,881,517)		5,440,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(202)
NET ASSETS - 100%		$ 5,440,353
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 424,381	$ 144,546	$ 5,056	$ 538,071
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	311,779	96,059	272	359,077
Fidelity Blue Chip Growth Fund	142,546	269,916	91,561	758	333,506
Fidelity Capital & Income Fund	65,481	117,361	36,917	3,814	151,247
Fidelity Equity-Income Fund	219,578	386,961	121,849	8,269	513,044
Fidelity Government Income Fund	123,795	233,888	65,087	2,670	294,878
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	228,169	61,275	123	280,189
Fidelity Large Cap Stock Fund	164,807	295,248	104,444	1,625	384,647
Fidelity Series 100 Index Fund	142,227	249,835	81,094	4,666	333,506
Fidelity Series Broad Market Opportunities Fund	252,326	450,297	154,797	1,930	589,756
Fidelity Series Small Cap Opportunities Fund	22,000	43,177	13,522	9	51,141
Fidelity Short-Term Bond Fund	113,354	227,426	61,379	1,356	280,189
Fidelity Strategic Income Fund	65,430	120,682	36,486	3,215	151,247
Fidelity Strategic Real Return Fund	123,798	232,078	69,923	2,740	294,878
Fidelity Total Bond Fund	372,304	699,576	195,223	14,161	885,179
Total	$ 2,311,797	$ 4,290,774	$ 1,334,162	$ 50,664	$ 5,440,555
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $4,906,192. Net unrealized appreciation aggregated $534,363, of which $552,846 related to appreciated investment securities and $18,483 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867286.106

ARW40-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.9%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,579	$ 528,471
Fidelity Blue Chip Growth Fund (b)	7,757	490,835
Fidelity Equity-Income Fund (b)	12,547	755,071
Fidelity Large Cap Stock Fund (b)	20,393	566,107
Fidelity Series 100 Index Fund (b)	39,905	490,835
Fidelity Series Broad Market Opportunities Fund (b)	58,215	867,979
Fidelity Series Small Cap Opportunities Fund (b)	5,702	75,272
TOTAL DOMESTIC EQUITY FUNDS		3,774,570
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	21,382	847,593
TOTAL EQUITY FUNDS (Cost $4,022,525)		4,622,163
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (b)	22,736	228,952
Fidelity Strategic Income Fund (b)	20,608	228,952
TOTAL HIGH YIELD FIXED-INCOME FUNDS		457,904

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (b)	40,305	$ 416,348
Fidelity Strategic Real Return Fund (b)	43,100	416,348
Fidelity Total Bond Fund (b)	117,281	1,249,041
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,081,737
TOTAL FIXED-INCOME FUNDS (Cost $2,526,351)		2,539,641
Short-Term Funds - 8.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	339,508	339,508
Fidelity Short-Term Bond Fund (b)	39,478	339,508
TOTAL SHORT-TERM FUNDS (Cost $677,955)		679,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,226,831)		7,840,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(223)
NET ASSETS - 100%		$ 7,840,597
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 508,174	$ 159,964	$ 6,990	$ 847,593
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	356,324	97,426	357	528,471
Fidelity Blue Chip Growth Fund	259,016	308,104	95,317	1,160	490,835
Fidelity Capital & Income Fund	122,327	138,072	39,222	5,619	228,952
Fidelity Equity-Income Fund	398,541	443,251	129,765	11,444	755,071
Fidelity Government Income Fund	216,334	260,397	63,467	3,656	416,348
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	227,096	48,044	140	339,508
Fidelity Large Cap Stock Fund	299,339	329,024	105,768	2,095	566,107
Fidelity Series 100 Index Fund	258,437	282,289	83,874	6,071	490,835
Fidelity Series Broad Market Opportunities Fund	458,271	501,452	156,593	2,528	867,979
Fidelity Series Small Cap Opportunities Fund	39,848	49,978	13,400	12	75,272
Fidelity Short-Term Bond Fund	160,540	226,095	48,044	1,540	339,508
Fidelity Strategic Income Fund	122,231	144,056	39,844	4,737	228,952
Fidelity Strategic Real Return Fund	216,334	259,956	73,260	3,610	416,348
Fidelity Total Bond Fund	650,627	781,563	194,550	19,492	1,249,041
Total	$ 4,101,279	$ 4,815,831	$ 1,348,538	$ 69,451	$ 7,840,820
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,251,167. Net unrealized appreciation aggregated $589,653, of which $625,219 related to appreciated investment securities and $35,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2014

1.867274.106

RW40-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.9%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,579	$ 528,471
Fidelity Blue Chip Growth Fund (b)	7,757	490,835
Fidelity Equity-Income Fund (b)	12,547	755,071
Fidelity Large Cap Stock Fund (b)	20,393	566,107
Fidelity Series 100 Index Fund (b)	39,905	490,835
Fidelity Series Broad Market Opportunities Fund (b)	58,215	867,979
Fidelity Series Small Cap Opportunities Fund (b)	5,702	75,272
TOTAL DOMESTIC EQUITY FUNDS		3,774,570
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	21,382	847,593
TOTAL EQUITY FUNDS (Cost $4,022,525)		4,622,163
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (b)	22,736	228,952
Fidelity Strategic Income Fund (b)	20,608	228,952
TOTAL HIGH YIELD FIXED-INCOME FUNDS		457,904

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (b)	40,305	$ 416,348
Fidelity Strategic Real Return Fund (b)	43,100	416,348
Fidelity Total Bond Fund (b)	117,281	1,249,041
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,081,737
TOTAL FIXED-INCOME FUNDS (Cost $2,526,351)		2,539,641
Short-Term Funds - 8.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	339,508	339,508
Fidelity Short-Term Bond Fund (b)	39,478	339,508
TOTAL SHORT-TERM FUNDS (Cost $677,955)		679,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,226,831)		7,840,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(223)
NET ASSETS - 100%		$ 7,840,597
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 508,174	$ 159,964	$ 6,990	$ 847,593
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	356,324	97,426	357	528,471
Fidelity Blue Chip Growth Fund	259,016	308,104	95,317	1,160	490,835
Fidelity Capital & Income Fund	122,327	138,072	39,222	5,619	228,952
Fidelity Equity-Income Fund	398,541	443,251	129,765	11,444	755,071
Fidelity Government Income Fund	216,334	260,397	63,467	3,656	416,348
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	227,096	48,044	140	339,508
Fidelity Large Cap Stock Fund	299,339	329,024	105,768	2,095	566,107
Fidelity Series 100 Index Fund	258,437	282,289	83,874	6,071	490,835
Fidelity Series Broad Market Opportunities Fund	458,271	501,452	156,593	2,528	867,979
Fidelity Series Small Cap Opportunities Fund	39,848	49,978	13,400	12	75,272
Fidelity Short-Term Bond Fund	160,540	226,095	48,044	1,540	339,508
Fidelity Strategic Income Fund	122,231	144,056	39,844	4,737	228,952
Fidelity Strategic Real Return Fund	216,334	259,956	73,260	3,610	416,348
Fidelity Total Bond Fund	650,627	781,563	194,550	19,492	1,249,041
Total	$ 4,101,279	$ 4,815,831	$ 1,348,538	$ 69,451	$ 7,840,820
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,251,167. Net unrealized appreciation aggregated $589,653, of which $625,219 related to appreciated investment securities and $35,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867291.106

ARW42-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 49.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	97,068	$ 2,005,435
Fidelity Blue Chip Growth Fund (b)	29,447	1,863,432
Fidelity Equity-Income Fund (b)	47,626	2,866,149
Fidelity Large Cap Stock Fund (b)	77,357	2,147,438
Fidelity Series 100 Index Fund (b)	151,499	1,863,432
Fidelity Series Broad Market Opportunities Fund (b)	220,996	3,295,057
Fidelity Series Small Cap Opportunities Fund (b)	21,735	286,905
TOTAL DOMESTIC EQUITY FUNDS		14,327,848
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	86,634	3,434,162
TOTAL EQUITY FUNDS (Cost $15,223,597)		17,762,010
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund (b)	89,214	898,388
Fidelity Strategic Income Fund (b)	80,863	898,389
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,796,777

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund (b)	147,286	$ 1,521,464
Fidelity Strategic Real Return Fund (b)	157,501	1,521,464
Fidelity Total Bond Fund (b)	428,582	4,564,392
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,607,320
TOTAL FIXED-INCOME FUNDS (Cost $9,248,409)		9,404,097
Short-Term Funds - 6.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	907,083	907,083
Fidelity Short-Term Bond Fund (b)	105,475	907,083
TOTAL SHORT-TERM FUNDS (Cost $1,810,277)		1,814,166
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,282,283)		28,980,273
NET OTHER ASSETS (LIABILITIES) - 0.0%		(962)
NET ASSETS - 100%		$ 28,979,311
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 1,937,290	$ 398,211	$ 29,506	$ 3,434,162
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	1,262,557	211,013	1,386	2,005,435
Fidelity Blue Chip Growth Fund	923,125	1,079,831	210,037	4,338	1,863,432
Fidelity Capital & Income Fund	450,899	516,866	100,539	22,725	898,388
Fidelity Equity-Income Fund	1,419,415	1,604,953	327,695	45,308	2,866,149
Fidelity Government Income Fund	742,543	913,705	146,457	13,847	1,521,464
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	595,330	61,290	370	907,083
Fidelity Large Cap Stock Fund	1,067,175	1,162,310	248,199	8,306	2,147,438
Fidelity Series 100 Index Fund	921,057	1,004,792	195,344	23,413	1,863,432
Fidelity Series Broad Market Opportunities Fund	1,632,066	1,766,909	351,093	9,804	3,295,057
Fidelity Series Small Cap Opportunities Fund	142,355	179,558	30,523	46	286,905
Fidelity Short-Term Bond Fund	373,234	595,169	63,707	4,086	907,083
Fidelity Strategic Income Fund	450,550	540,764	103,585	19,185	898,389
Fidelity Strategic Real Return Fund	742,556	911,239	184,010	13,493	1,521,464
Fidelity Total Bond Fund	2,230,384	2,749,117	458,689	73,610	4,564,392
Total	$ 14,212,893	$ 16,820,390	$ 3,090,392	$ 269,422	$ 28,980,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $26,348,375. Net unrealized appreciation aggregated $2,631,898, of which $2,740,426 related to appreciated investment securities and $108,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2014

1.867278.106

RW42-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 49.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	97,068	$ 2,005,435
Fidelity Blue Chip Growth Fund (b)	29,447	1,863,432
Fidelity Equity-Income Fund (b)	47,626	2,866,149
Fidelity Large Cap Stock Fund (b)	77,357	2,147,438
Fidelity Series 100 Index Fund (b)	151,499	1,863,432
Fidelity Series Broad Market Opportunities Fund (b)	220,996	3,295,057
Fidelity Series Small Cap Opportunities Fund (b)	21,735	286,905
TOTAL DOMESTIC EQUITY FUNDS		14,327,848
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	86,634	3,434,162
TOTAL EQUITY FUNDS (Cost $15,223,597)		17,762,010
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund (b)	89,214	898,388
Fidelity Strategic Income Fund (b)	80,863	898,389
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,796,777

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund (b)	147,286	$ 1,521,464
Fidelity Strategic Real Return Fund (b)	157,501	1,521,464
Fidelity Total Bond Fund (b)	428,582	4,564,392
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,607,320
TOTAL FIXED-INCOME FUNDS (Cost $9,248,409)		9,404,097
Short-Term Funds - 6.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	907,083	907,083
Fidelity Short-Term Bond Fund (b)	105,475	907,083
TOTAL SHORT-TERM FUNDS (Cost $1,810,277)		1,814,166
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,282,283)		28,980,273
NET OTHER ASSETS (LIABILITIES) - 0.0%		(962)
NET ASSETS - 100%		$ 28,979,311
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 1,937,290	$ 398,211	$ 29,506	$ 3,434,162
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	1,262,557	211,013	1,386	2,005,435
Fidelity Blue Chip Growth Fund	923,125	1,079,831	210,037	4,338	1,863,432
Fidelity Capital & Income Fund	450,899	516,866	100,539	22,725	898,388
Fidelity Equity-Income Fund	1,419,415	1,604,953	327,695	45,308	2,866,149
Fidelity Government Income Fund	742,543	913,705	146,457	13,847	1,521,464
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	595,330	61,290	370	907,083
Fidelity Large Cap Stock Fund	1,067,175	1,162,310	248,199	8,306	2,147,438
Fidelity Series 100 Index Fund	921,057	1,004,792	195,344	23,413	1,863,432
Fidelity Series Broad Market Opportunities Fund	1,632,066	1,766,909	351,093	9,804	3,295,057
Fidelity Series Small Cap Opportunities Fund	142,355	179,558	30,523	46	286,905
Fidelity Short-Term Bond Fund	373,234	595,169	63,707	4,086	907,083
Fidelity Strategic Income Fund	450,550	540,764	103,585	19,185	898,389
Fidelity Strategic Real Return Fund	742,556	911,239	184,010	13,493	1,521,464
Fidelity Total Bond Fund	2,230,384	2,749,117	458,689	73,610	4,564,392
Total	$ 14,212,893	$ 16,820,390	$ 3,090,392	$ 269,422	$ 28,980,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $26,348,375. Net unrealized appreciation aggregated $2,631,898, of which $2,740,426 related to appreciated investment securities and $108,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Ultra-Short Bond Fund
Class A
Class T
Institutional Class

April 30, 2014

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.816726.109

AUSB-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Media - 3.2%
NBCUniversal Enterprise, Inc. 0.7635% 4/15/16 (b)(c)	$ 3,000,000	$ 3,011,085
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
TransCanada PipeLines Ltd. 0.9136% 6/30/16 (c)	3,416,000	3,444,749
FINANCIALS - 67.4%
Banks - 40.7%
ABN AMRO Bank NV 1.0279% 10/28/16 (b)(c)	2,000,000	2,014,300
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.6844% 2/26/16 (b)(c)	2,000,000	2,003,658
BNP Paribas SA 0.8244% 12/12/16 (c)	504,000	507,135
BPCE SA 1.4788% 4/25/16 (c)	2,000,000	2,030,588
Branch Banking & Trust Co. 0.6661% 12/1/16 (c)	2,000,000	2,007,668
Capital One NA 0.6836% 3/22/16 (c)	1,000,000	1,002,877
Citigroup, Inc.:
0.9159% 11/15/16 (c)	2,500,000	2,512,980
1.0234% 4/1/16 (c)	5,000,000	5,029,705
1.1888% 7/25/16 (c)	3,000,000	3,031,956
Fifth Third Bank:
0.6444% 2/26/16 (c)	2,000,000	2,005,090
0.7459% 11/18/16 (c)	1,000,000	1,005,827
KeyBank NA 0.7249% 11/25/16 (c)	1,200,000	1,204,270
PNC Bank NA 0.5379% 1/28/16 (c)	2,000,000	2,002,068
Royal Bank of Canada 0.6951% 9/9/16 (c)	2,000,000	2,009,856
Sumitomo Mitsui Banking Corp. 0.6573% 1/10/17 (c)	2,000,000	2,002,710
The Toronto Dominion Bank 0.6951% 9/9/16 (c)	2,000,000	2,010,322
Union Bank NA 0.9851% 9/26/16 (c)	2,000,000	2,021,446
Wells Fargo Bank NA 0.4459% 5/16/16 (c)	4,000,000	3,986,580
		38,389,036
Capital Markets - 20.8%
JPMorgan Chase & Co.:
0.8544% 2/26/16 (c)	2,000,000	2,010,504
0.8865% 10/15/15 (c)	8,951,000	8,997,768
Merrill Lynch & Co., Inc. 0.6865% 1/15/15 (c)	3,500,000	3,504,960
Morgan Stanley:
1.1845% 12/19/14 (c)	2,500,000	2,508,898
1.4849% 2/25/16 (c)	2,500,000	2,535,950
		19,558,080
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 4.8%
Capital One Financial Corp. 0.8765% 11/6/15 (c)	$ 2,500,000	$ 2,511,970
Ford Motor Credit Co. LLC 1.4869% 5/9/16 (c)	1,000,000	1,016,376
General Electric Capital Corp. 0.8771% 7/12/16 (c)	1,000,000	1,008,341
		4,536,687
Real Estate Management & Development - 1.1%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,012,862
TOTAL FINANCIALS		63,496,665
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
AbbVie, Inc. 1.2% 11/6/15	500,000	504,149
INFORMATION TECHNOLOGY - 1.1%
IT Services - 1.1%
The Western Union Co. 1.2336% 8/21/15 (c)	1,000,000	1,005,548
MATERIALS - 6.4%
Metals & Mining - 6.4%
Rio Tinto Finance (U.S.A.) PLC:
0.7845% 6/19/15 (c)	3,500,000	3,510,367
1.0734% 6/17/16 (c)	2,500,000	2,525,890
		6,036,257
TELECOMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 6.5%
AT&T, Inc. 0.6189% 2/12/16 (c)	3,000,000	3,008,232
Verizon Communications, Inc. 1.7634% 9/15/16 (c)	3,000,000	3,087,273
		6,095,505
Wireless Telecommunication Services - 4.2%
Vodafone Group PLC 0.6201% 2/19/16 (c)	4,000,000	4,006,160
TOTAL TELECOMMUNICATION SERVICES		10,101,665
TOTAL NONCONVERTIBLE BONDS (Cost $87,103,407)		87,600,118
Municipal Securities - 1.5%

Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15 (Cost $1,402,880)	1,375,000	1,407,436
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $5,345,777)	5,345,777	$ 5,345,777
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $93,852,064)		94,353,331
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(91,544)
NET ASSETS - 100%		$ 94,261,787
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,029,043 or 7.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,454
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 87,600,118	$ -	$ 87,600,118	$ -
Municipal Securities	1,407,436	-	1,407,436	-
Money Market Funds	5,345,777	5,345,777	-	-
Total Investments in Securities:	$ 94,353,331	$ 5,345,777	$ 89,007,554	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $93,825,204. Net unrealized appreciation aggregated $528,127, of which $528,273 related to appreciated investment securities and $146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on June 13, 2014, ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution (the "Plan") approved by the Fund's Board of Trustees in March 2014. Under the Plan, the Fund distributed all of its net assets of $72,177,104 in cash to its shareholders pro rata at the net asset value of $8.23 per share determined as of the close of business on the liquidation date using the security valuation procedures discussed above. The liquidation was taxable to the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

April 30, 2014

1.800362.110

ULB-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Media - 3.2%
NBCUniversal Enterprise, Inc. 0.7635% 4/15/16 (b)(c)	$ 3,000,000	$ 3,011,085
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
TransCanada PipeLines Ltd. 0.9136% 6/30/16 (c)	3,416,000	3,444,749
FINANCIALS - 67.4%
Banks - 40.7%
ABN AMRO Bank NV 1.0279% 10/28/16 (b)(c)	2,000,000	2,014,300
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.6844% 2/26/16 (b)(c)	2,000,000	2,003,658
BNP Paribas SA 0.8244% 12/12/16 (c)	504,000	507,135
BPCE SA 1.4788% 4/25/16 (c)	2,000,000	2,030,588
Branch Banking & Trust Co. 0.6661% 12/1/16 (c)	2,000,000	2,007,668
Capital One NA 0.6836% 3/22/16 (c)	1,000,000	1,002,877
Citigroup, Inc.:
0.9159% 11/15/16 (c)	2,500,000	2,512,980
1.0234% 4/1/16 (c)	5,000,000	5,029,705
1.1888% 7/25/16 (c)	3,000,000	3,031,956
Fifth Third Bank:
0.6444% 2/26/16 (c)	2,000,000	2,005,090
0.7459% 11/18/16 (c)	1,000,000	1,005,827
KeyBank NA 0.7249% 11/25/16 (c)	1,200,000	1,204,270
PNC Bank NA 0.5379% 1/28/16 (c)	2,000,000	2,002,068
Royal Bank of Canada 0.6951% 9/9/16 (c)	2,000,000	2,009,856
Sumitomo Mitsui Banking Corp. 0.6573% 1/10/17 (c)	2,000,000	2,002,710
The Toronto Dominion Bank 0.6951% 9/9/16 (c)	2,000,000	2,010,322
Union Bank NA 0.9851% 9/26/16 (c)	2,000,000	2,021,446
Wells Fargo Bank NA 0.4459% 5/16/16 (c)	4,000,000	3,986,580
		38,389,036
Capital Markets - 20.8%
JPMorgan Chase & Co.:
0.8544% 2/26/16 (c)	2,000,000	2,010,504
0.8865% 10/15/15 (c)	8,951,000	8,997,768
Merrill Lynch & Co., Inc. 0.6865% 1/15/15 (c)	3,500,000	3,504,960
Morgan Stanley:
1.1845% 12/19/14 (c)	2,500,000	2,508,898
1.4849% 2/25/16 (c)	2,500,000	2,535,950
		19,558,080
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 4.8%
Capital One Financial Corp. 0.8765% 11/6/15 (c)	$ 2,500,000	$ 2,511,970
Ford Motor Credit Co. LLC 1.4869% 5/9/16 (c)	1,000,000	1,016,376
General Electric Capital Corp. 0.8771% 7/12/16 (c)	1,000,000	1,008,341
		4,536,687
Real Estate Management & Development - 1.1%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,012,862
TOTAL FINANCIALS		63,496,665
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
AbbVie, Inc. 1.2% 11/6/15	500,000	504,149
INFORMATION TECHNOLOGY - 1.1%
IT Services - 1.1%
The Western Union Co. 1.2336% 8/21/15 (c)	1,000,000	1,005,548
MATERIALS - 6.4%
Metals & Mining - 6.4%
Rio Tinto Finance (U.S.A.) PLC:
0.7845% 6/19/15 (c)	3,500,000	3,510,367
1.0734% 6/17/16 (c)	2,500,000	2,525,890
		6,036,257
TELECOMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 6.5%
AT&T, Inc. 0.6189% 2/12/16 (c)	3,000,000	3,008,232
Verizon Communications, Inc. 1.7634% 9/15/16 (c)	3,000,000	3,087,273
		6,095,505
Wireless Telecommunication Services - 4.2%
Vodafone Group PLC 0.6201% 2/19/16 (c)	4,000,000	4,006,160
TOTAL TELECOMMUNICATION SERVICES		10,101,665
TOTAL NONCONVERTIBLE BONDS (Cost $87,103,407)		87,600,118
Municipal Securities - 1.5%

Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15 (Cost $1,402,880)	1,375,000	1,407,436
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $5,345,777)	5,345,777	$ 5,345,777
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $93,852,064)		94,353,331
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(91,544)
NET ASSETS - 100%		$ 94,261,787
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,029,043 or 7.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,454
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 87,600,118	$ -	$ 87,600,118	$ -
Municipal Securities	1,407,436	-	1,407,436	-
Money Market Funds	5,345,777	5,345,777	-	-
Total Investments in Securities:	$ 94,353,331	$ 5,345,777	$ 89,007,554	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $93,825,204. Net unrealized appreciation aggregated $528,127, of which $528,273 related to appreciated investment securities and $146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on June 13, 2014, ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution (the "Plan") approved by the Fund's Board of Trustees in March 2014. Under the Plan, the Fund distributed all of its net assets of $72,177,104 in cash to its shareholders pro rata at the net asset value of $8.23 per share determined as of the close of business on the liquidation date using the security valuation procedures discussed above. The liquidation was taxable to the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014